UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

           Investment Company Act file number     811-04506
                                             ------------------------

                           The Phoenix-Engemann Funds
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          600 North Rosemead Boulevard
                               Pasadena, CA 91107
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

Matthew A. Swendiman, Esq.         John R. Flores, Esq.
Counsel & Chief Legal Officer for  Vice President, Litigation/Employment Counsel
Litigation/Employment Registrant   Phoenix Life Insurance Company
Phoenix Life Insurance Company     One American Row
One American Row                   Hartford, CT  06102
Hartford, CT  06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (626) 351-9686
                                                          ---------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                   Date of reporting period: December 31, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


Annual Report

DECEMBER 31, 2004

(LOGO)
ENGEMANN
ASSET MANAGEMENT
[GRAPHIC OMITTED]


Phoenix-Engemann Balanced Return Fund

Phoenix-Engemann Focus Growth Fund

Phoenix-Engemann Nifty Fifty Fund

Phoenix-Engemann Small-Cap Growth Fund


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(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
COMMITTED TO INVESTOR SUCCESS(R)
[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------


   This report is not authorized for distribution to prospective investors in the Phoenix-Engemann Funds unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE FROM THE PRESIDENT

[GRAPHIC OMITTED]


DEAR SHAREHOLDER:

      I encourage you to review the performance overview and outlook provided in this annual report for the Phoenix-Engemann mutual funds for the fiscal year ended December 31, 2004.

      As we begin a new year, the U.S. economy appears to be growing at a healthy pace. The economy grew at a 4% rate in the third quarter, and while final year-end results aren't available as of this writing, current indicators suggest that growth was sustained. Adding to the positives, employment growth also accelerated in the fourth quarter. The markets finished the year strong, particularly the U.S. equity market which performed well in the fourth quarter following a strong post-election rally. Looking ahead at 2005, the Federal Reserve Board's ongoing commitment to raising interest rates, combined with record oil prices and deficits, are likely to slow the pace of economic growth, posing both challenges as well as opportunities for investors in both the equity and bond markets.

      No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target for you. Keep in mind that finding the best balance of performance and protection requires discipline and diversification.1 Your Phoenix-Engemann Fund allocation may help in this effort.

      For monthly updates on all Phoenix Funds, including performance and portfolio holdings, please visit PhoenixInvestments.com.


Sincerely,


/s/ GRETCHEN LASH

Gretchen Lash
President, Phoenix-Engemann Funds

JANUARY 2005


1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.


The preceding information is the opinion of the President of the Phoenix-Engemann Funds. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS

Glossary ..................................................................... 3

Phoenix-Engemann Balanced Return Fund ........................................ 4

Phoenix-Engemann Focus Growth Fund ...........................................14

Phoenix-Engemann Nifty Fifty Fund ............................................23

Phoenix-Engemann Small-Cap Growth Fund .......................................32

Notes to Financial Statements ................................................41

GLOSSARY

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

BALANCED COMPOSITE INDEX
For the Balanced Return Fund, the Composite Index consists of 60% Russell 1000(R) Growth, 30% Lehman Brothers Government/Credit Bond, and 10% Citigroup 90-Day Treasury Bill Indexes.

DURATION
A measure of volatility of a fixed income security, fixed income portfolio or fixed income portion of a portfolio. It is the change in the value of the fixed income security, fixed income portfolio or portion thereof that will result from a 1% change in interest rates. Duration is stated in years. For example, a 5-year duration means the fixed income security, fixed income portfolio or portion will decrease in value by 5% if interest rates rise 1%, and increase in value by 5% if interest rates fall 1%.

FEDERAL RESERVE (THE "FED")
The central bank of the U.S., responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

GROSS DOMESTIC PRODUCT (GDP)
An important measure of U.S. economic performance, GDP is the total market value of all final goods and services produced in the U.S. during any quarter or year.

LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX
Measures U.S. investment grade government and corporate debt securities. The index is calculated on a total return basis.

RUSSELL 1000(R) GROWTH INDEX
A market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 2000(R) GROWTH INDEX
A market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 3000(R) GROWTH INDEX
A market capitalization-weighted index of the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX
A market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX-ENGEMANN BALANCED RETURN FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: WHAT IS THE PHOENIX-ENGEMANN BALANCED RETURN FUND'S INVESTMENT OBJECTIVE?

A: The Fund's investment objective is to maximize total investment return consistent with reasonable risk. There is no guarantee the Fund will achieve its objective.

Q: HOW DID THE FUND PERFORM DURING THE FISCAL YEAR ENDED DECEMBER 31, 2004?

A: For the 12-month reporting period, the Fund's Class A shares returned 3.88%, Class B shares returned 3.12%, and Class C shares returned 3.14%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 10.86%, the Lehman Brothers Government/Credit Bond Index returned 4.19% and the Composite Index (60% Russell 1000(R) Growth/ 30% Lehman Brothers Government/Credit Bond/10% Citigroup 90-Day Treasury Bill), the Fund's style-specific benchmark, returned 5.27%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

Q: HOW WOULD YOU CHARACTERIZE THE EQUITY MARKET ENVIRONMENT DURING THE PAST
YEAR?

A: 2004 was a year of good results bracketed by worry. Although corporate profit growth was almost 20%, fears about war, elections and future economic growth kept the markets subdued throughout the summer and early fall. Then, the market started to look beyond these worries in the fourth quarter as the markets finished strong. This was especially true with small and mid-cap stocks which outperformed large-cap stocks.

Q: HOW WOULD YOU CHARACTERIZE THE FIXED INCOME MARKET ENVIRONMENT DURING THAT TIME?

A: The Federal Reserve was active in raising short-term interest rates in 2004, however, this did not have much effect on the broad Treasury market as interest rates on 10-year Treasuries actually declined. The yield on the 10-year Treasury bond started the year at 4.37% and ended at 4.25%. After much discussion of higher inflation in 2003, there was not much worry about sustained inflation in 2004, leading to a moderation in yields.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?

A: On the positive side, we decided to weight equities at the high end of our 50% to 70% range normal for this portfolio. This was a good decision as equities provided a higher total return versus fixed income in 2004. During the year we also significantly overweighted the technology sector in equities. We did so with the expectation that the economy would remain strong and drive good technology growth. The overweighting hurt during the year as the sector did not do well, but our individual stock selection was strong enough that the sector was a positive contributor to performance. However, we kept our fixed income duration lower than that of the benchmark, which detracted from our performance for the year relative to the benchmark.

Q: WHAT IS YOUR OUTLOOK FOR THE NEXT SIX TO 12 MONTHS?

A: As we head into the new year, we continue to believe that inflation is very much under control and that real interest rates are relatively low by historical standards. The portfolio has a fixed income weighting of approximately 30% with a low duration of 4.07 years, reflecting our belief that equities will provide a higher total return going forward. Given that a portion of the portfolio is in a fixed income security maturing in 2005, clients should anticipate us reallocating this money to a longer maturity government note next year.

                                                                    JANUARY 2005



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

For definitions of indexes cited and certain investment terms used in this report, see the glossary on page 3.

Phoenix-Engemann Balanced Return Fund

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS 1                                   PERIODS ENDING 12/31/04
--------------------------------------------------------------------------------

                                                      1 YEAR  5 YEARS   10 YEARS
                                                      ------  -------   --------
   Class A Shares at NAV 2                             3.88%   (3.12)%     8.78%
   Class A Shares at POP 3                            (2.10)   (4.26)      8.13

   Class B Shares at NAV 2                             3.12    (3.84)      7.95
   Class B Shares with CDSC 4                         (0.88)   (3.84)      7.95

   Class C Shares at NAV 2                             3.14    (3.84)      7.95
   Class C Shares with CDSC 4                          3.14    (3.84)      7.95

   Russell 1000(R) Growth Index                        6.30    (9.29)      9.59

   Lehman Brothers Government/Credit Bond Index        4.19     8.00       7.80

   Composite Index                                     5.27    (2.58)      9.03

   S&P 500(R) Index                                   10.86    (2.31)     12.11


--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 12/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 12/31/94 in Class A, Class B and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charges which is 1% the first year and 0% thereafter. Performance assumes dividends and capital gains are reinvested.


              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

         Phoenix-Engemann Balanced    Phoenix-Engemann Balanced   Phoenix-Engemann Balanced    Russell 1000(R)
           Return Fund Class A 5        Return Fund Class B 5       Return Fund Class C 5      Growth Index
12/30/94           $9,425                     $10,000                      $10,000                $10,000
12/29/95          $11,986                     $12,620                      $12,623                $13,719
12/31/96          $14,118                     $14,743                      $14,743                $16,891
12/31/97          $16,798                     $17,418                      $17,413                $22,040
12/31/98          $21,690                     $22,304                      $22,300                $30,571
12/31/99          $25,615                     $26,146                      $26,140                $40,708
12/29/00          $23,794                     $24,116                      $24,103                $31,580
12/31/01          $20,910                     $21,029                      $21,022                $25,130
12/31/02          $17,610                     $17,573                      $17,572                $18,123
12/31/03          $21,043                     $20,844                      $20,833                $23,514
12/31/04          $21,858                     $21,495                      $21,488                $24,996

                Lehman Brothers
         Government/Credit Bond Index     Composite Index    S&P 500(R) Index
12/30/94             $10,000                 $10,000             $10,000
12/29/95             $11,924                 $12,826             $13,751
12/31/96             $12,270                 $14,760             $16,947
12/31/97             $13,467                 $17,953             $22,604
12/31/98             $14,742                 $22,734             $29,104
12/31/99             $14,426                 $27,047             $35,255
12/29/00             $16,135                 $24,362             $32,016
12/31/01             $17,507                 $22,141             $28,214
12/31/02             $19,439                 $18,966             $21,979
12/31/03             $20,345                 $22,549             $28,289
12/31/04             $21,199                 $23,739             $31,362


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       12/31/04
--------------------------------------------------------------------------------
As a percentage of total investments

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

                       U.S. Government Bonds         29%
                       Information Technology        27
                       Health-Care                   11
                       Consumer Discretionary         9
                       Consumer Staples               8
                       Industrials                    7
                       Financials                     6
                       Other                          3


1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for Class B shares decline from 5% to 0% over a five year period. CDSC charges for Class C shares are 1% in the first year and 0% thereafter.

5 This chart illustrates the application of initial sales charges on Class A shares and the applicable CDSC charges on Class B shares and Class C shares for ten years.

  For information regarding the indexes, see the glossary on page 3.

  ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXINVESTMENTS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

Phoenix-Engemann Balanced Return Fund


ABOUT YOUR FUND'S EXPENSES
   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Balanced Return Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


                                  Beginning          Ending        Expenses Paid
Balanced Return Fund           Account Value     Account Value        During
      Class A                  June 30, 2004   December 31, 2004      Period*
------------------------       -------------   -----------------   -------------
Actual                           $1,000.00         $1,028.90           $7.55

Hypothetical (5% return
  before expenses)                1,000.00          1,017.60            7.53

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.48%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 3.88%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT DECEMBER 31, 2004 OF $1,038.80.

                                  Beginning          Ending        Expenses Paid
Balanced Return Fund           Account Value     Account Value        During
      Class B                  June 30, 2004   December 31, 2004      Period*
------------------------       -------------   -----------------   -------------
Actual                           $1,000.00         $1,025.00          $11.36

Hypothetical (5% return
  before expenses)                1,000.00          1,013.77           11.36

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.23%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 3.12%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT DECEMBER 31, 2004 OF $1,031.20.

                                  Beginning          Ending        Expenses Paid
Balanced Return Fund           Account Value     Account Value        During
      Class C                  June 30, 2004   December 31, 2004      Period*
------------------------       -------------   -----------------   -------------
Actual                           $1,000.00         $1,025.20          $11.36

Hypothetical (5% return
  before expenses)                1,000.00          1,013.78           11.36

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.23%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 3.14%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT DECEMBER 31, 2004 OF $1,031.40.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, PLEASE REFER TO THE PROSPECTUS.

Phoenix-Engemann Balanced Return Fund

--------------------------------------------------------------------------------
    TEN LARGEST HOLDINGS AT DECEMBER 31, 2004 (AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------
 1. U.S. Treasury Note 6.50%, 8/15/05                15.0%
 2. U.S. Treasury Bond 9.25%, 2/15/16                14.2%
 3. Pfizer, Inc.                                      3.6%
 4. United Parcel Service, Inc. Class B               3.4%
 5. Microsoft Corp.                                   3.0%
 6. Amgen, Inc.                                       3.0%
 7. Sysco Corp.                                       2.9%
 8. Lowe's Cos., Inc.                                 2.9%
 9. Cisco Systems, Inc.                               2.8%
10. Intel Corp.                                       2.8%
--------------------------------------------------------------------------------

                  SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004






                                             STANDARD
                                             & POOR'S      PAR
                                              RATING      VALUE
                                            (Unaudited)    (000)     VALUE
                                            -----------   ------  -----------
U.S. GOVERNMENT SECURITIES--29.2%

U.S. TREASURY BONDS--14.2%
U.S. Treasury Bond 9.25%, 2/15/16 ..........    AAA       $6,750  $ 9,635,362

U.S. TREASURY NOTES--15.0%
U.S. Treasury Note 6.50%, 8/15/05 ..........    AAA        9,950   10,192,143
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $18,028,771)                                      19,827,505
-----------------------------------------------------------------------------

                                                         SHARES
                                                        --------
DOMESTIC COMMON STOCKS--64.9%

AIR FREIGHT & COURIERS--3.4%
United Parcel Service, Inc. Class B ...................   27,000    2,307,420

BIOTECHNOLOGY--5.6%
Amgen, Inc.(b) ........................................   32,000    2,052,800
Genentech, Inc.(b) ....................................   11,000      598,840
Gilead Sciences, Inc.(b) ..............................   32,000    1,119,680
                                                                  -----------
                                                                    3,771,320
                                                                  -----------
BROADCASTING & CABLE TV--2.3%
EchoStar Communications Corp. Class A .................   24,000      797,760
Univision Communications, Inc. Class A(b) .............   25,000      731,750
                                                                  -----------
                                                                    1,529,510
                                                                  -----------
COMMUNICATIONS EQUIPMENT--4.8%
Cisco Systems, Inc.(b) ................................  100,000    1,930,000
QUALCOMM, Inc. ........................................   32,000    1,356,800
                                                                  -----------
                                                                    3,286,800
                                                                  -----------
COMPUTER HARDWARE--2.5%
Dell, Inc.(b) .........................................   41,000    1,727,740


                                                         SHARES      VALUE
                                                        --------  -----------
COMPUTER STORAGE & PERIPHERALS--3.7%
EMC Corp.(b) ..........................................   68,000  $ 1,011,160
Network Appliance, Inc.(b) ............................   45,000    1,494,900
                                                                  -----------
                                                                    2,506,060
                                                                  -----------

CONSUMER FINANCE--3.6%
American Express Co. ..................................   23,000    1,296,510
SLM Corp. .............................................   21,000    1,121,190
                                                                  -----------
                                                                    2,417,700
                                                                  -----------
DATA PROCESSING & OUTSOURCED SERVICES--1.4%
First Data Corp. ......................................   22,000      935,880

DIVERSIFIED BANKS--1.5%
Wells Fargo & Co. .....................................   16,000      994,400

DIVERSIFIED COMMERCIAL SERVICES--1.1%
Apollo Group, Inc. Class A(b) .........................    9,000      726,390

DRUG RETAIL--1.5%
Walgreen Co. ..........................................   27,000    1,035,990

FOOD DISTRIBUTORS--2.9%
Sysco Corp. ...........................................   52,000    1,984,840

FOOD RETAIL--0.8%
Whole Foods Market, Inc. ..............................    6,000      572,100

HEALTH CARE EQUIPMENT--2.1%
Medtronic, Inc. .......................................   29,000    1,440,430

HOME IMPROVEMENT RETAIL--2.9%
Lowe's Cos., Inc. .....................................   34,000    1,958,060

HYPERMARKETS & SUPER CENTERS--1.2%
Wal-Mart Stores, Inc. .................................   16,000      845,120


                        See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund


                                                         SHARES      VALUE
                                                        --------  -----------
INDUSTRIAL CONGLOMERATES--2.7%
General Electric Co. ..................................   50,000  $ 1,825,000

INTERNET SOFTWARE & SERVICES--1.9%
Yahoo!, Inc.(b) .......................................   34,000    1,281,120

PHARMACEUTICALS--3.6%
Pfizer, Inc. ..........................................   92,000    2,473,880

RESTAURANTS--1.6%
Starbucks Corp.(b) ....................................   17,000    1,060,120

SEMICONDUCTOR EQUIPMENT--1.6%
KLA-Tencor Corp.(b) ...................................   23,000    1,071,340

SEMICONDUCTORS--4.2%
Intel Corp. ...........................................   82,000    1,917,980
Texas Instruments, Inc. ...............................   39,000      960,180
                                                                  -----------
                                                                    2,878,160
                                                                  -----------
SOFT DRINKS--1.6%
PepsiCo, Inc. .........................................   21,000    1,096,200

SPECIALTY STORES--2.1%
Staples, Inc. .........................................   43,000    1,449,530

SYSTEMS SOFTWARE--3.0%
Microsoft Corp. .......................................   77,000    2,056,670

THRIFTS & MORTGAGE FINANCE--1.3%
Fannie Mae ............................................   12,000      854,520
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $31,533,010)                                      44,086,300
-----------------------------------------------------------------------------


                                                         SHARES      VALUE
                                                        --------  -----------
FOREIGN COMMON STOCKS(c)--3.9%

APPLICATION SOFTWARE--2.3%
SAP AG ADR (Germany) ..................................   35,000  $ 1,547,350

SEMICONDUCTORS--1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan) ..........................................  128,000    1,086,720
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,354,976)                                        2,634,070
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.0%
(IDENTIFIED COST $51,916,757)                                      66,547,875(a)

Other assets and liabilities, net--2.0%                             1,391,820
                                                                  -----------
NET ASSETS--100.0%                                                $67,939,695
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $14,945,166 and gross depreciation of $432,640 for federal income tax purposes. At December 31, 2004, the aggregate cost of securities for federal income tax purposes was $52,035,349.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security or underlying security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

ASSETS
Investment securities at value
   (Identified cost $51,916,757)                                    $66,547,875
Cash                                                                  1,264,614
Receivables
   Interest and dividends                                               510,482
   Fund shares sold                                                       8,975
Prepaid expenses                                                         16,232
                                                                    -----------
     Total assets                                                    68,348,178
                                                                    -----------
LIABILITIES
Payables
   Fund shares repurchased                                              257,055
   Investment advisory fee                                               45,133
   Transfer agent fee                                                    34,307
   Distribution and service fees                                         26,088
   Financial agent fee                                                    6,334
   Trustees' fee                                                          2,623
   Foreign taxes payable                                                    367
Accrued expenses                                                         36,576
                                                                    -----------
     Total liabilities                                                  408,483
                                                                    -----------
NET ASSETS                                                          $67,939,695
                                                                    ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $80,855,616
Accumulated net realized loss                                       (27,547,039)
Net unrealized appreciation                                          14,631,118
                                                                    -----------
NET ASSETS                                                          $67,939,695
                                                                    ===========

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $50,082,023)                   1,807,291
Net asset value per share                                                $27.71
Offering price per share $27.71/(1-5.75%)                                $29.40


CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $10,613,382)                     390,224
Net asset value and offering price per share                             $27.20


CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $7,244,290)                      265,601
Net asset value and offering price per share                             $27.28



                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME
Interest                                                             $1,366,003
Dividends                                                               618,860
Foreign taxes withheld                                                     (742)
                                                                     ----------
     Total investment income                                          1,984,121
                                                                     ----------
EXPENSES
Investment advisory fee                                                 586,512
Service fees, Class A                                                   140,792
Distribution and service fees, Class B                                  127,039
Distribution and service fees, Class C                                   76,241
Financial agent fee                                                      77,902
Transfer agent                                                          162,873
Professional                                                             38,292
Printing                                                                 23,586
Trustees                                                                 22,197
Custodian                                                                10,644
Registration                                                              9,545
Miscellaneous                                                             8,370
                                                                     ----------
     Total expenses                                                   1,283,993
                                                                     ----------
NET INVESTMENT INCOME                                                   700,128
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                      4,880,745
Net change in unrealized appreciation (depreciation) on
   investments                                                       (3,133,430)
                                                                     ----------
NET GAIN ON INVESTMENTS                                               1,747,315
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                        $2,447,443
                                                                     ==========


                        See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                                                                               Year Ended               Year Ended
                                                                                                12/31/04                 12/31/03
                                                                                              ------------             ------------
FROM OPERATIONS
   Net investment income (loss)                                                               $    700,128             $    575,936
   Net realized gain (loss)                                                                      4,880,745                 (225,538)
   Net change in unrealized appreciation (depreciation)                                         (3,133,430)              14,316,384
                                                                                              ------------             ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   2,447,443               14,666,782
                                                                                              ------------             ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                 (620,844)                (537,831)
   Net investment income, Class B                                                                  (57,988)                 (21,123)
   Net investment income, Class C                                                                  (38,481)                 (11,817)
                                                                                              ------------             ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                      (717,313)                (570,771)
                                                                                              ------------             ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (420,609 and 331,478 shares, respectively)                     11,293,065                8,098,435
   Net asset value of shares issued from reinvestment of distributions
     (18,901 and 18,670 shares, respectively)                                                      522,599                  499,245
   Cost of shares repurchased (861,360 and 830,044 shares, respectively)                       (23,261,816)             (20,314,636)
                                                                                              ------------             ------------
Total                                                                                          (11,446,152)             (11,716,956)
                                                                                              ------------             ------------
CLASS B
   Proceeds from sales of shares (27,660 and 53,710 shares, respectively)                          732,346                1,288,924
   Net asset value of shares issued from reinvestment of distributions
     (1,397 and 720 shares, respectively)                                                           37,919                   18,901
   Cost of shares repurchased (193,856 and 203,835 shares, respectively)                        (5,108,571)              (4,915,262)
                                                                                              ------------             ------------
Total                                                                                           (4,338,306)              (3,607,437)
                                                                                              ------------             ------------
CLASS C
   Proceeds from sales of shares (19,435 and 25,131 shares, respectively)                          518,251                  612,589
   Net asset value of shares issued from reinvestment of distributions
     (654 and 401 shares, respectively)                                                             17,797                   10,562
   Cost of shares repurchased (65,068 and 104,554 shares, respectively)                         (1,730,500)              (2,508,227)
                                                                                              ------------             ------------
Total                                                                                           (1,194,452)              (1,885,076)
                                                                                              ------------             ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                               (16,978,910)             (17,209,469)
                                                                                              ------------             ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       (15,248,780)              (3,113,458)

NET ASSETS
   Beginning of period                                                                          83,188,475               86,301,933
                                                                                              ------------             ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $0 AND $11,609, RESPECTIVELY]                                                         $ 67,939,695             $ 83,188,475
                                                                                              ============             ============

                        See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                                                   FINANCIAL HIGHLIGHTS
                         (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                       CLASS A
                                                         ----------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                           2004         2003          2002         2001(3)        2000
Net asset value, beginning of period                     $27.01        $22.81        $27.50       $31.91         $38.80
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                            0.36          0.25          0.31(1)      0.51(1)        0.66
   Net realized and unrealized gain                        0.69          4.19         (4.65)       (4.38)         (3.52)
                                                         ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                      1.05          4.44         (4.34)       (3.87)         (2.86)
                                                         ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income                   (0.35)        (0.24)        (0.35)       (0.54)         (0.58)
   Distributions from net realized gains                     --            --            --           --          (3.45)
                                                         ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                  (0.35)        (0.24)        (0.35)       (0.54)         (4.03)
                                                         ------        ------        ------       ------         ------
Change in net asset value                                  0.70          4.20         (4.69)       (4.41)         (6.89)
                                                         ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $27.71        $27.01        $22.81       $27.50         $31.91
                                                         ======        ======        ======       ======         ======
Total return(2)                                            3.88%        19.49%       (15.78)%     (12.12)%        (7.11)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $50,082       $60,208       $61,780      $96,054       $121,272

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      1.48%         1.50%         1.45 %       1.30 %         1.37 %
   Net investment income                                   1.12%         0.90%         1.24 %       1.78 %         1.71 %
Portfolio turnover                                           34%           35%           45 %         34 %           50 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.
(3) As required, effective January 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
    December 31, 2001, was to decrease net investment income per share by $0.07, increase net realized and unrealized gains and losses per share by $0.07 and decrease the ratio of net investment income to average net assets from 2.01%
    to 1.78%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                                                   FINANCIAL HIGHLIGHTS
                         (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                       CLASS B
                                                         ----------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                           2004         2003          2002         2001(3)        2000
Net asset value, beginning of period                     $26.52        $22.39        $26.97       $31.28         $38.13
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                            0.08          0.02          0.12(1)      0.29(1)        0.34
   Net realized and unrealized gain                        0.75          4.15         (4.55)       (4.30)         (3.40)
                                                         ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                      0.83          4.17         (4.43)       (4.01)         (3.06)
                                                         ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income                   (0.15)        (0.04)        (0.15)       (0.30)         (0.34)
   Distributions from net realized gains                     --            --            --           --          (3.45)
                                                         ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                  (0.15)        (0.04)        (0.15)       (0.30)         (3.79)
                                                         ------        ------        ------       ------         ------
Change in net asset value                                  0.68          4.13         (4.58)       (4.31)         (6.85)
                                                         ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $27.20        $26.52        $22.39       $26.97         $31.28
                                                         ======        ======        ======       ======         ======
Total return(2)                                            3.12%        18.62%       (16.43)%     (12.80)%        (7.76)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $10,613       $14,720       $15,773      $24,515        $33,960

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.23%         2.25%         2.20 %       2.05 %         2.12 %
   Net investment income                                   0.34%         0.15%         0.49 %       1.02 %         0.98 %
Portfolio turnover                                           34%           35%           45 %         34 %           50 %

                                                                                       CLASS C
                                                         ----------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                           2004         2003          2002         2001(3)        2000
Net asset value, beginning of period                     $26.59        $22.46        $27.03       $31.34         $38.21
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                            0.10          0.02          0.12(1)      0.28(1)        0.34
   Net realized and unrealized gain (loss)                 0.74          4.15         (4.55)       (4.29)         (3.41)
                                                         ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                      0.84          4.17         (4.43)       (4.01)         (3.07)
                                                         ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income                   (0.15)        (0.04)        (0.14)       (0.30)         (0.35)
   Distributions from net realized gains                     --            --            --           --          (3.45)
                                                         ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                  (0.15)        (0.04)        (0.14)       (0.30)         (3.80)
                                                         ------        ------        ------       ------         ------
Change in net asset value                                  0.69          4.13         (4.57)       (4.31)         (6.87)
                                                         ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $27.28        $26.59        $22.46       $27.03         $31.34
                                                         ======        ======        ======       ======         ======
Total return(2)                                            3.14%        18.56%       (16.41)%     (12.78)%        (7.79)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                    $7,244        $8,260        $8,749      $15,480        $22,147

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.23%         2.25%         2.20 %       2.05 %         2.12 %
   Net investment income                                   0.37%         0.15%         0.49 %       1.00 %         0.99 %
Portfolio turnover                                           34%           35%           45 %         34 %           50 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.
(3) As required, effective January 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
    December 31, 2001, was to decrease net investment income by $0.07 and $0.08, increase net realized and unrealized gains and losses per share by $0.07 and $0.08 and decrease the ratio of net investment income to average net assets from 1.27% to 1.02% and 1.27% to 1.00% for Classes B and C, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN FOCUS GROWTH FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: WHAT IS THE PHOENIX-ENGEMANN FOCUS GROWTH FUND'S INVESTMENT OBJECTIVE?

A: The Fund's investment objective is long-term growth of capital. The Fund may be more susceptible to adverse economic, political or regulating developments due to concentrating its investments in a single theme or economic sector. Investing in the securities of small and mid-sized companies involves risks, such as relatively low trading volumes, more price volatility and less liquidity than securities from larger, more established companies. There is no guarantee the Fund will achieve its objective.

Q: HOW DID THE FUND PERFORM DURING THE FISCAL YEAR ENDED DECEMBER 31, 2004?

A: For the 12-month reporting period, the Fund's Class A shares returned 9.34%, Class B shares returned 8.54%, and Class C shares returned 8.54%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 10.86%, and the Russell 3000(R) Growth Index, the Fund's style-specific benchmark, returned 6.93%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Q: HOW WOULD YOU CHARACTERIZE THE EQUITY MARKET ENVIRONMENT DURING THE PAST
YEAR?

A: An underlying theme in the market in 2004 was the outperformance of small-cap stocks relative to large-cap stocks. In the Russell 3000(R) Growth Index, the average return for stocks in the smallest two quintiles was 14% versus no gains for stocks in the largest two quintiles. This benefited the Fund given that approximately 30% to 50% of the portfolio is in small and mid-capitalization stocks.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THAT TIME?

A: The Fund primarily benefited from good small and mid-cap stock selection in health care and information technology. We significantly overweighted the technology sector with the expectation that the economy would remain strong and drive technology growth. The overweighting hurt as the sector did not do well, but our strong stock selection within the sector was a positive contributor. Also helping performance were our larger weightings in health care stock Sepracor, which received approval for its sleep drug Lunesta, and technology stock Artisan Components, which was acquired for a premium by ARM Holdings, and both were up significantly. Hurting performance was our lower return in the consumer discretionary sector versus the benchmark due to losses in MothersWork and Cost Plus.

Q: WHAT IS YOUR OUTLOOK FOR THE NEXT SIX TO 12 MONTHS?

A: We expect the economy to slow somewhat in the beginning of 2005, with a return to a sustainable 3% GDP growth in the later portion of the year. To a large degree, we believe the market has discounted a short-term slowdown and believe the valuation in the broad market is attractive. We believe both large-cap and small-cap companies will benefit. We continue to keep our weighting of large- to small-cap companies at a 60%/40% mix in the portfolio.

                                                                    JANUARY 2005


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

For definitions of indexes cited and certain investment terms used in this report, see the glossary on page 3.

Phoenix-Engemann Focus Growth Fund

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS 1                                   PERIODS ENDING 12/31/04
--------------------------------------------------------------------------------
                                                      1 YEAR  5 YEARS   10 YEARS
                                                      ------  -------   --------
   Class A Shares at NAV 2                             9.34%  (10.29)%    8.01%
   Class A Shares at POP 3                             3.05   (11.35)     7.37

   Class B Shares at NAV 2                             8.54   (10.96)     7.20
   Class B Shares with CDSC 4                          4.54   (10.96)     7.20

   Class C Shares at NAV 2                             8.54   (10.96)     7.20
   Class C Shares with CDSC 4                          8.54   (10.96)     7.20

   S&P 500(R) Index                                   10.86    (2.31)    12.11

   Russell 3000(R) Growth Index                        6.93    (8.87)     9.30



--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 12/31
--------------------------------------------------------------------------------
This Growth of $10,000 chart assumes an initial investment of $10,000 made on 12/31/94 in Class A, Class B and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charges which is 1% the first year and 0% thereafter. Performance assumes dividends and capital gains are reinvested.


              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

              Phoenix-Engemann               Phoenix-Engemann               Phoenix-Engemann
        Focus Growth Fund Class A 5     Focus Growth Fund Class B 5   Focus Growth Fund Class C 5
12/30/94           $9,425                         $10,000                      $10,000
12/29/95          $11,985                         $12,626                      $12,626
12/31/96          $14,680                         $15,342                      $15,342
12/31/97          $17,034                         $17,664                      $17,664
12/31/98          $23,408                         $24,089                      $24,089
12/31/99          $35,050                         $35,807                      $35,807
12/29/00          $25,410                         $25,757                      $25,757
12/31/01          $17,501                         $17,609                      $17,609
12/31/02          $13,246                         $13,220                      $13,220
12/31/03          $18,624                         $18,459                      $18,459
12/31/04          $20,363                         $20,036                      $20,036


           S&P 500(R) Index    Russell 3000(R) Growth Index
12/30/94       $10,000                   $10,000
12/29/95       $13,751                   $13,657
12/31/96       $16,947                   $16,645
12/31/97       $22,604                   $21,429
12/31/98       $29,104                   $28,933
12/31/99       $35,255                   $38,720
12/29/00       $32,016                   $30,040
12/31/01       $28,214                   $24,144
12/31/02       $21,979                   $17,375
12/31/03       $28,289                   $22,757
12/31/04       $31,362                   $24,333

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       12/31/04
--------------------------------------------------------------------------------
As a percentage of total investments

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

                       Information Technology        39%
                       Health-Care                   16
                       Financials                    12
                       Consumer Discretionary        11
                       Industrials                   11
                       Consumer Staples              10
                       Energy                         1


1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for Class B shares decline from 5% to 0% over a five year period. CDSC charges for Class C shares are 1% in the first year and 0% thereafter.

5 This chart illustrates the application of initial sales charges on Class A shares and the applicable CDSC charges on Class B shares and Class C shares for ten years.

  For information regarding the indexes, see the glossary on page 3.

  ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXINVESTMENTS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

Phoenix-Engemann Focus Growth Fund


ABOUT YOUR FUND'S EXPENSES
   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Focus Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


                                  Beginning          Ending        Expenses Paid
   Focus Growth Fund           Account Value     Account Value        During
        Class A                June 30, 2004   December 31, 2004      Period*
------------------------       -------------   -----------------   -------------
Actual                           $1,000.00         $1,030.60           $7.36

Hypothetical (5% return
  before expenses)                1,000.00          1,017.79            7.34

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.44%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 9.34%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT DECEMBER 31, 2004 OF $1,093.40.

                                  Beginning          Ending        Expenses Paid
   Focus Growth Fund           Account Value     Account Value        During
        Class B                June 30, 2004   December 31, 2004      Period*
------------------------       -------------   -----------------   -------------
Actual                           $1,000.00         $1,027.40          $11.17

Hypothetical (5% return
  before expenses)                1,000.00          1,013.98           11.16

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.19%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 8.54%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT DECEMBER 31, 2004 OF $1,085.40.

                                  Beginning          Ending        Expenses Paid
   Focus Growth Fund           Account Value     Account Value        During
        Class C                June 30, 2004   December 31, 2004      Period*
------------------------       -------------   -----------------   -------------
Actual                           $1,000.00         $1,027.40          $11.17

Hypothetical (5% return
  before expenses)                1,000.00          1,013.98           11.16

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.19%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 8.54%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT DECEMBER 31, 2004 OF $1,085.40.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, PLEASE REFER TO THE PROSPECTUS.

Phoenix-Engemann Focus Growth Fund

--------------------------------------------------------------------------------
    TEN LARGEST HOLDINGS AT DECEMBER 31, 2004 (AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------
 1. ARM Holdings plc Sponsored ADR               4.0%
 2. General Electric Co.                         4.0%
 3. Microsoft Corp.                              3.5%
 4. Wal-Mart Stores, Inc.                        3.3%
 5. Amgen, Inc.                                  3.0%
 6. United Parcel Service, Inc. Class B          3.0%
 7. Lowe's Cos., Inc.                            2.9%
 8. Cisco Systems, Inc.                          2.7%
 9. Dell, Inc.                                   2.6%
10. Pfizer, Inc.                                 2.6%


                  SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004

                                                        SHARES       VALUE
                                                       --------  ------------
DOMESTIC COMMON STOCKS--89.6%

AIR FREIGHT & COURIERS--3.6%
Pacer International, Inc.(b) .........................   55,000  $  1,169,300
United Parcel Service, Inc. Class B ..................   68,000     5,811,280
                                                                 ------------
                                                                    6,980,580
                                                                 ------------
APPLICATION SOFTWARE--1.2%
Blackboard, Inc.(b) ..................................  150,000     2,221,500

ASSET MANAGEMENT & CUSTODY BANKS--2.0%
Gabelli Asset Management, Inc. Class A ...............   80,000     3,881,600

BIOTECHNOLOGY--4.8%
Amgen, Inc.(b) .......................................   91,000     5,837,650
Critical Therapeutics, Inc.(b) .......................   75,000       600,000
Gilead Sciences, Inc.(b) .............................   42,000     1,469,580
Inhibitex, Inc.(b) ...................................   65,000       525,850
NPS Pharmaceuticals, Inc.(b) .........................   45,000       822,600
                                                                 ------------
                                                                    9,255,680
                                                                 ------------
BROADCASTING & CABLE TV--1.1%
EchoStar Communications Corp. Class A ................   66,000     2,193,840

CASINOS & GAMING--0.4%
Multimedia Games, Inc.(b) ............................   50,000       788,000

COMMUNICATIONS EQUIPMENT--6.5%
Cisco Systems, Inc.(b) ...............................  275,000     5,307,500
QUALCOMM, Inc. .......................................   60,000     2,544,000
SafeNet, Inc.(b) .....................................  130,000     4,776,200
                                                                 ------------
                                                                   12,627,700
                                                                 ------------
COMPUTER HARDWARE--3.0%
Dell, Inc.(b) ........................................  121,000     5,098,940
Stratasys, Inc.(b) ...................................   20,000       671,200
                                                                 ------------
                                                                    5,770,140
                                                                 ------------
COMPUTER STORAGE & PERIPHERALS--1.6%
EMC Corp.(b) .........................................  214,000     3,182,180


                                                        SHARES       VALUE
                                                       --------  ------------
CONSUMER FINANCE--6.1%
American Express Co. .................................   76,000  $  4,284,120
MBNA Corp. ...........................................  140,000     3,946,600
MoneyGram International, Inc. ........................   45,000       951,300
SLM Corp. ............................................   49,000     2,616,110
                                                                 ------------
                                                                   11,798,130
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--1.9%
First Data Corp. .....................................   79,000     3,360,660
Intrado, Inc.(b) .....................................   30,000       363,000
                                                                 ------------
                                                                    3,723,660
                                                                 ------------
DIVERSIFIED BANKS--1.3%
Wells Fargo & Co. ....................................   41,000     2,548,150

DIVERSIFIED COMMERCIAL SERVICES--3.3%
Apollo Group, Inc. Class A(b) ........................   21,000     1,694,910
Corporate Executive Board Co. (The) ..................   45,000     3,012,300
Tetra Tech, Inc.(b) ..................................  105,000     1,757,700
                                                                 ------------
                                                                    6,464,910
                                                                 ------------
DRUG RETAIL--1.9%
Walgreen Co. .........................................   94,000     3,606,780

FOOD DISTRIBUTORS--2.3%
Sysco Corp. ..........................................  118,000     4,504,060

FOOD RETAIL--0.6%
Whole Foods Market, Inc. .............................   13,000     1,239,550

HEALTH CARE DISTRIBUTORS--2.5%
Omnicare, Inc. .......................................  140,000     4,846,800

HEALTH CARE EQUIPMENT--2.0%
Medtronic, Inc. ......................................   78,000     3,874,260

HEALTH CARE SERVICES--2.0%
Advisory Board Co. (The)(b) ..........................  105,000     3,872,400

HOME IMPROVEMENT RETAIL--2.9%
Lowe's Cos., Inc. ....................................   97,000     5,586,230


                        See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund

                                                        SHARES       VALUE
                                                       --------  ------------

HOTELS, RESORTS & CRUISE LINES--1.5%
Carnival Corp. Class A ...............................   49,000  $  2,823,870

HYPERMARKETS & SUPER CENTERS--3.3%
Wal-Mart Stores, Inc. ................................  122,000     6,444,040

INDUSTRIAL CONGLOMERATES--4.0%
General Electric Co. .................................  211,000     7,701,500

INTERNET SOFTWARE & SERVICES--4.3%
CNET Networks, Inc.(b) ...............................   65,000       729,950
j2 Global Communications, Inc.(b) ....................   25,000       862,500
LivePerson, Inc.(b) ..................................  315,000       989,100
United Online, Inc.(b) ...............................  210,000     2,421,300
Yahoo!, Inc.(b) ......................................   86,000     3,240,480
                                                                 ------------
                                                                    8,243,330
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--0.3%
MarketAxess Holdings, Inc.(b) ........................   35,000       595,350

LEISURE FACILITIES--0.3%
Life Time Fitness, Inc.(b) ...........................   20,000       517,600

LEISURE PRODUCTS--0.8%
Marvel Enterprises, Inc.(b) ..........................   30,000       614,400
Polaris Industries, Inc. .............................   15,000     1,020,300
                                                                 ------------
                                                                    1,634,700
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--1.1%
Pioneer Natural Resources Co. ........................   58,000     2,035,800

PHARMACEUTICALS--4.3%
Nektar Therapeutics(b) ...............................   75,000     1,518,000
Pfizer, Inc. .........................................  184,000     4,947,760
Sepracor, Inc.(b) ....................................   30,000     1,781,100
                                                                 ------------
                                                                    8,246,860
                                                                 ------------
RESTAURANTS--0.4%
McCormick & Schmick's Seafood Restaurants,
Inc.(b) ..............................................   49,473       833,620

SEMICONDUCTORS--8.0%
Integrated Circuit Systems, Inc.(b) ..................   70,000     1,464,400
Intel Corp. ..........................................  193,000     4,514,270
Intersil Corp. Class A ...............................  165,000     2,762,100
Micrel, Inc.(b) ......................................  120,000     1,322,400
MIPS Technologies, Inc.(b) ...........................   75,000       738,750


                                                        SHARES       VALUE
                                                       --------  ------------
ON Semiconductor Corp.(b) ............................  550,000  $  2,497,000
Texas Instruments, Inc. ..............................   91,000     2,240,420
                                                                 ------------
                                                                   15,539,340
                                                                 ------------
SOFT DRINKS--1.7%
PepsiCo, Inc. ........................................   62,000     3,236,400

SPECIALTY STORES--3.7%
Advance Auto Parts, Inc.(b) ..........................   80,000     3,494,400
Cost Plus, Inc.(b) ...................................   35,000     1,124,550
Staples, Inc. ........................................   77,000     2,595,670
                                                                 ------------
                                                                    7,214,620
                                                                 ------------
SYSTEMS SOFTWARE--3.5%
Microsoft Corp. ......................................  251,000     6,704,210

THRIFTS & MORTGAGE FINANCE--1.4%
Federal Agricultural Mortgage Corp. Class C ..........  119,500     2,784,350
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $129,671,108)                                    173,521,740
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--9.5%

APPLICATION SOFTWARE--1.5%
SAP AG ADR (Germany) .................................   66,000     2,917,860

ASSET MANAGEMENT & CUSTODY BANKS--1.1%
Stewart (W.P.) & Co. Ltd. (Bermuda) ..................   90,000     2,129,400

SEMICONDUCTORS--6.9%
ARM Holdings plc Sponsored ADR
(United Kingdom) .....................................1,246,341     7,702,388

O2Micro International Ltd. (Taiwan)(b) ...............  280,000     3,203,200

Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan) .........................................  286,000     2,428,140
                                                                 ------------
                                                                   13,333,728
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $13,830,976)                                      18,380,988
-----------------------------------------------------------------------------


TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $143,502,084)                                    191,902,728(a)

Other assets and liabilities, net--0.9%                             1,740,839
                                                                 ------------
NET ASSETS--100.0%                                               $193,643,567
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $52,883,802 and gross depreciation of $4,534,026 for federal income tax purposes. At December 31, 2004, the aggregate cost of securities for federal income tax purposes was $143,552,952.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security or underlying security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

ASSETS
Investment securities at value
   (Identified cost $143,502,084)                                  $191,902,728
Cash                                                                  2,058,438
Receivables
   Investment securities sold                                           593,495
   Interest and dividends                                               169,134
   Fund shares sold                                                       1,443
Prepaid expenses                                                         21,196
                                                                   ------------
     Total assets                                                   194,746,434
                                                                   ------------
LIABILITIES
Payables
   Fund shares repurchased                                              691,650
   Investment securities purchased                                       74,417
   Investment advisory fee                                              136,151
   Transfer agent fee                                                    81,308
   Distribution and service fees                                         57,229
   Financial agent fee                                                   12,687
   Trustees' fee                                                          2,623
Accrued expenses                                                         46,802
                                                                   ------------
     Total liabilities                                                1,102,867
                                                                   ------------
NET ASSETS                                                         $193,643,567
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $157,863,477
Accumulated net realized loss                                       (12,620,554)
Net unrealized appreciation                                          48,400,644
                                                                   ------------
NET ASSETS                                                         $193,643,567
                                                                   ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $168,497,601)                 10,204,871
Net asset value per share                                                $16.51
Offering price per share $16.51/(1-5.75%)                                $17.52

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $12,316,248)                     843,138
Net asset value and offering price per share                             $14.61

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $12,829,718)                     878,218
Net asset value and offering price per share                             $14.61


                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME
Dividends                                                          $  2,255,955
Interest                                                                 19,741
Foreign taxes withheld                                                   (4,193)
                                                                   ------------
     Total investment income                                          2,271,503
                                                                   ------------
EXPENSES
Investment advisory fee                                               1,684,335
Service fee, Class A                                                    441,238
Distribution and service fees, Class B                                  137,735
Distribution and service fees, Class C                                  140,231
Financial agent fee                                                     158,055
Transfer agent                                                          410,322
Printing                                                                 53,277
Professional                                                             35,083
Custodian                                                                26,298
Trustees                                                                 22,197
Registration                                                             12,708
Miscellaneous                                                            17,685
                                                                   ------------
     Total expenses                                                   3,139,164
                                                                   ------------
NET INVESTMENT LOSS                                                    (867,661)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                     30,352,006
Net change in unrealized appreciation (depreciation) on
   investments                                                      (12,416,095)
                                                                   ------------
NET GAIN ON INVESTMENTS                                              17,935,911
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                      $ 17,068,250
                                                                   ============


                        See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund

                                                  STATEMENT OF CHANGES IN NET ASSETS

                                                                                               Year Ended               Year Ended
                                                                                                12/31/04                 12/31/03
                                                                                              ------------             ------------
FROM OPERATIONS
   Net investment income (loss)                                                               $   (867,661)            $ (1,895,627)
   Net realized gain (loss)                                                                     30,352,006                7,080,777
   Net change in unrealized appreciation (depreciation)                                        (12,416,095)              60,255,666
                                                                                              ------------             ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  17,068,250               65,440,816
                                                                                              ------------             ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (573,184 and 798,071 shares, respectively)                      8,882,376               10,518,155
   Cost of shares repurchased (2,680,867 and 2,184,695 shares, respectively)                   (41,417,740)             (27,639,174)
                                                                                              ------------             ------------
Total                                                                                          (32,535,364)             (17,121,019)
                                                                                              ------------             ------------
CLASS B
   Proceeds from sales of shares (82,569 and 137,741 shares, respectively)                       1,153,772                1,570,715
   Cost of shares repurchased (400,830 and 574,388 shares, respectively)                        (5,484,772)              (6,361,593)
                                                                                              ------------             ------------
Total                                                                                           (4,331,000)              (4,790,878)
                                                                                              ------------             ------------
CLASS C
   Proceeds from sales of shares (153,443 and 187,611 shares, respectively)                      2,154,186                2,256,356
   Cost of shares repurchased (370,652 and 391,178 shares, respectively)                        (5,059,901)              (4,444,404)
                                                                                              ------------             ------------
Total                                                                                           (2,905,715)              (2,188,048)
                                                                                              ------------             ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   (39,772,079)             (24,099,945)
                                                                                              ------------             ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       (22,703,829)              41,340,871

NET ASSETS
   Beginning of period                                                                         216,347,396              175,006,525
                                                                                              ------------             ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $0 AND $0, RESPECTIVELY]                                                              $193,643,567             $216,347,396
                                                                                              ============             ============

                        See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund

                                                   FINANCIAL HIGHLIGHTS
                         (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS A
                                                         ----------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                          2004          2003          2002         2001           2000
Net asset value, beginning of period                     $15.10        $10.74        $14.19       $20.69         $33.24
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        (0.05)        (0.11)        (0.10)       (0.10)         (0.27)
   Net realized and unrealized gain (loss)                 1.46          4.47         (3.35)       (6.34)         (9.00)
                                                         ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                      1.41          4.36         (3.45)       (6.44)         (9.27)
                                                         ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                     --            --            --        (0.06)         (3.28)
                                                         ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                     --            --            --        (0.06)         (3.28)
                                                         ------        ------        ------       ------         ------
Change in net asset value                                  1.41          4.36         (3.45)       (6.50)        (12.55)
                                                         ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $16.51        $15.10        $10.74       $14.19         $20.69
                                                         ======        ======        ======       ======         ======
Total return(2)                                            9.34 %       40.60 %      (24.31)%     (31.12)%       (27.50)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $168,498      $185,964      $147,074     $241,736       $430,884

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      1.43 %        1.48 %        1.47 %       1.40 %         1.32 %
   Net investment income (loss)                           (0.32)%       (0.87)%       (0.80)%      (0.64)%        (0.86)%
Portfolio turnover                                           47 %          42 %          84 %         53 %           59 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.

                        See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund

                                                   FINANCIAL HIGHLIGHTS
                         (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                        CLASS B
                                                         ----------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                          2004          2003          2002         2001           2000
Net asset value, beginning of period                     $13.46        $ 9.64        $12.84       $18.87         $30.97
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        (0.15)        (0.18)        (0.17)       (0.20)         (0.47)
   Net realized and unrealized gain (loss)                 1.30          4.00         (3.03)       (5.77)         (8.35)
                                                         ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                      1.15          3.82         (3.20)       (5.97)         (8.82)
                                                         ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                     --            --            --        (0.06)         (3.28)
                                                         ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                     --            --            --        (0.06)         (3.28)
                                                         ------        ------        ------       ------         ------
Change in net asset value                                  1.15          3.82         (3.20)       (6.03)        (12.10)
                                                         ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $14.61        $13.46        $ 9.64       $12.84         $18.87
                                                         ======        ======        ======       ======         ======
Total return(2)                                            8.54 %       39.63 %      (24.92)%     (31.63)%       (28.07)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $12,316       $15,635       $15,407      $31,767        $66,488

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.18 %        2.23 %        2.22 %       2.15 %         2.07 %
   Net investment income (loss)                           (1.10)%       (1.62)%       (1.55)%      (1.39)%        (1.61)%
Portfolio turnover                                           47 %          42 %          84 %         53 %           59 %

                                                                                        CLASS C
                                                         ----------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                          2004          2003          2002         2001           2000
Net asset value, beginning of period                     $13.46        $ 9.64        $12.84       $18.87         $30.97
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        (0.15)        (0.19)        (0.17)       (0.20)         (0.47)
   Net realized and unrealized gain (loss)                 1.30          4.01         (3.03)       (5.77)         (8.35)
                                                         ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                      1.15          3.82         (3.20)       (5.97)         (8.82)
                                                         ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                     --            --            --        (0.06)         (3.28)
                                                         ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                     --            --            --        (0.06)         (3.28)
                                                         ------        ------        ------       ------         ------
Change in net asset value                                  1.15          3.82         (3.20)       (6.03)        (12.10)
                                                         ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $14.61        $13.46        $ 9.64       $12.84         $18.87
                                                         ======        ======        ======       ======         ======
Total return(2)                                            8.54 %       39.63 %      (24.92)%     (31.63)%       (28.07)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $12,830       $14,748       $12,525      $22,971        $41,889

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.18 %        2.23 %        2.22 %       2.15 %         2.07 %
   Net investment income (loss)                           (1.09)%       (1.62)%       (1.55)%      (1.39)%        (1.61)%
Portfolio turnover                                           47 %          42 %          84 %         53 %           59 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN NIFTY FIFTY FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: WHAT IS THE PHOENIX-ENGEMANN NIFTY FIFTY FUND'S INVESTMENT OBJECTIVE?

A: The Fund's investment objective is long-term growth of capital. The Fund invests in a limited number of companies which presents greater sensitivity to changes in the market value of a single issuer. There is no guarantee the Fund will achieve its objective.

Q: HOW DID THE FUND PERFORM DURING THE FISCAL YEAR ENDED DECEMBER 31, 2004?

A: For the 12-month reporting period, the Fund's Class A shares returned 5.26%, Class B shares returned 4.47%, and Class C shares returned 4.47%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 10.86%, and the Russell 1000(R) Growth Index, the Fund's style-specific benchmark, returned 6.30%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Q: HOW WOULD YOU CHARACTERIZE THE EQUITY MARKET ENVIRONMENT DURING THE FUND'S FISCAL YEAR?

A: The year 2004 was another strong year for both small-capitalization and value style equities, while large-cap growth stocks lagged. Large-cap growth, as measured by the Russell 1000 Growth Index, was up 6.3% for the year. The market began the year by discounting high growth stocks due to the beginning of the Federal Reserve's interest rate tightening cycle. Higher interest rates, along with rising oil and commodity prices, acted like a brake on the economy, slowing GDP growth in the second half of 2004. This had a negative impact on high growth areas such as biotech as well as technology. The best performing sectors of the market were utilities, up 54.5%, and energy which was up 36.1%. This was in contrast to information technology, which was up 9%, and health care, which was down 4.9% for the year.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THAT TIME?

A: The Fund's performance was negatively impacted by its overweight position in technology, which underperformed the benchmark, the Russell 1000 Growth Index, and its underweight position in energy, which dramatically outperformed the benchmark. Also, the Fund's average market capitalization was significantly higher than the benchmark, which also hurt relative performance. We had significantly overweighted the technology sector with the expectation that the economy would remain strong and drive technology growth. The overweighting hurt as the sector did not do well, but our strong stock selection within the sector was a positive contributor, adding 3.1% to the Fund's relative returns.

Q: WHAT IS YOUR OUTLOOK FOR THE NEXT SIX TO 12 MONTHS?

A: Although we expect the economy to slow in response to higher interest rates and oil prices, we believe it will be a mild, short-lived slowdown and that real GDP growth will return to a sustainable 3% range by the second half of the year. Since the market usually discounts economic events six to 12 months in the future, we believe much of the weakness in the first 10 months of 2004 may have already discounted the slowdown. In that case, we expect that the recent upturn should continue as the market continues discounting the second half pick-up.

                                                                    JANUARY 2005


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

For definitions of indexes cited and certain investment terms used in this report, see the glossary on page 3.

Phoenix-Engemann Nifty Fifty Fund

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS 1                                   PERIODS ENDING 12/31/04
--------------------------------------------------------------------------------
                                               1 YEAR      5 YEARS      10 YEARS
                                               ------      -------      --------
        Class A Shares at NAV 2                 5.26%      (13.68)%       5.19%
        Class A Shares at POP 3                (0.80)      (14.70)        4.57

        Class B Shares at NAV 2                 4.47       (14.33)        4.41
        Class B Shares with CDSC 4              0.47       (14.33)        4.41

        Class C Shares at NAV 2                 4.47       (14.33)        4.41
        Class C Shares with CDSC 4              4.47       (14.33)        4.41

        S&P 500(R) Index                       10.86        (2.31)       12.11

        Russell 1000(R) Growth Index            6.30        (9.29)        9.59


--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 12/31
--------------------------------------------------------------------------------
5 This Growth of $10,000 chart assumes an initial investment of $10,000 made on 12/31/94 in Class A, Class B and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charges which is 1% the first year and 0% thereafter. Performance assumes dividends and capital gains are reinvested.


              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

                  Phoenix-Engemann             Phoenix-Engemann             Phoenix-Engemann
             Nifty Fifty Fund Class A 5   Nifty Fifty Fund Class B 5   Nifty Fifty Fund Class C 5
12/30/94                $9,425                     $10,000                        $10,000
12/29/95               $12,084                     $12,726                        $12,726
12/31/96               $15,289                     $15,983                        $15,983
12/31/97               $18,228                     $18,913                        $18,913
12/31/98               $24,632                     $25,371                        $25,371
12/31/99               $32,631                     $33,354                        $33,355
12/29/00               $26,511                     $26,902                        $26,895
12/31/01               $16,711                     $16,828                        $16,829
12/31/02               $11,304                     $11,300                        $11,301
12/31/03               $14,857                     $14,731                        $14,733
12/31/04               $15,639                     $15,390                        $15,391

             S&P 500(R) Index     Russell 1000(R) Growth Index
12/30/94          $10,000                    $10,000
12/29/95          $13,751                    $13,719
12/31/96          $16,947                    $16,891
12/31/97          $22,604                    $22,040
12/31/98          $29,104                    $30,571
12/31/99          $35,255                    $40,708
12/29/00          $32,016                    $31,580
12/31/01          $28,214                    $25,130
12/31/02          $21,979                    $18,123
12/31/03          $28,289                    $23,514
12/31/04          $31,362                    $24,996


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       12/31/04
--------------------------------------------------------------------------------
As a percentage of total investments

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]


                   Information Technology          37%
                   Health-Care                     17
                   Consumer Discretionary          13
                   Industrials                     12
                   Consumer Staples                10
                   Financials                       9
                   Other                            2


1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for Class B shares decline from 5% to 0% over a five year period. CDSC charges for Class C shares are 1% in the first year and 0% thereafter.

5 This chart illustrates the application of initial sales charges on Class A shares and the applicable CDSC charges on Class B shares and Class C shares for ten years.

  For information regarding the indexes, see the glossary on page 3.

  ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXINVESTMENTS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

Phoenix-Engemann Nifty Fifty Fund


ABOUT YOUR FUND'S EXPENSES
   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Nifty Fifty Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


                                  Beginning          Ending        Expenses Paid
   Nifty Fifty Fund            Account Value     Account Value        During
        Class A                June 30, 2004   December 31, 2004      Period*
------------------------       -------------   -----------------   -------------
Actual                           $1,000.00         $1,034.10           $8.27

Hypothetical (5% return
  before expenses)                1,000.00          1,016.91            8.23

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.62%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED DECEMBER 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 5.26%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT DECEMBER 31, 2004 OF $1,052.60.

                                  Beginning          Ending        Expenses Paid
   Nifty Fifty Fund            Account Value     Account Value        During
        Class B                June 30, 2004   December 31, 2004      Period*
------------------------       -------------   -----------------   -------------
Actual                           $1,000.00         $1,029.60          $12.07

Hypothetical (5% return
  before expenses)                1,000.00          1,013.10           12.04

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.37%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED DECEMBER 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 4.47%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT DECEMBER 31, 2004 OF $1,044.70.

                                  Beginning          Ending        Expenses Paid
   Nifty Fifty Fund            Account Value     Account Value        During
        Class C                June 30, 2004   December 31, 2004      Period*
------------------------       -------------   -----------------   -------------
Actual                           $1,000.00         $1,029.60          $12.07

Hypothetical (5% return
  before expenses)                1,000.00          1,013.09           12.05

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.37%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED DECEMBER 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 4.47%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT DECEMBER 31, 2004 OF $1,044.70.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, PLEASE REFER TO THE PROSPECTUS.

Phoenix-Engemann Nifty Fifty Fund

--------------------------------------------------------------------------------
    TEN LARGEST HOLDINGS AT DECEMBER 31, 2004 (AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------
 1. Pfizer, Inc.                                 5.2%
 2. United Parcel Service, Inc. Class B          4.7%
 3. Amgen, Inc.                                  4.4%
 4. Lowe's Cos., Inc.                            4.2%
 5. Sysco Corp.                                  4.2%
 6. Intel Corp.                                  4.1%
 7. Microsoft Corp.                              4.1%
 8. General Electric Co.                         4.0%
 9. Cisco Systems, Inc.                          3.7%
10. Dell, Inc.                                   3.5%
--------------------------------------------------------------------------------

                  SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004

                                                         SHARES      VALUE
                                                        --------  -----------
DOMESTIC COMMON STOCKS--92.5%

AIR FREIGHT & COURIERS--4.7%
United Parcel Service, Inc. Class B ...................   51,000  $ 4,358,460

BIOTECHNOLOGY--8.6%
Amgen, Inc.(b) ........................................   64,000    4,105,600
Genentech, Inc.(b) ....................................   26,000    1,415,440
Gilead Sciences, Inc.(b) ..............................   69,000    2,414,311
                                                                  -----------
                                                                    7,935,351
                                                                  -----------
BROADCASTING & CABLE TV--3.1%
EchoStar Communications Corp. Class A .................   46,000    1,529,040
Univision Communications, Inc. Class A(b) .............   45,000    1,317,150
                                                                  -----------
                                                                    2,846,190
                                                                  -----------
COMMUNICATIONS EQUIPMENT--6.3%
Cisco Systems, Inc.(b) ................................  178,748    3,449,836
QUALCOMM, Inc. ........................................   56,000    2,374,400
                                                                  -----------
                                                                    5,824,236
                                                                  -----------
COMPUTER HARDWARE--3.5%
Dell, Inc.(b) .........................................   76,000    3,202,640

COMPUTER STORAGE & PERIPHERALS--5.5%
EMC Corp.(b) ..........................................  145,000    2,156,150
Network Appliance, Inc.(b) ............................   87,000    2,890,140
                                                                  -----------
                                                                    5,046,290
                                                                  -----------

CONSUMER FINANCE--5.1%
American Express Co. ..................................   45,000    2,536,650
SLM Corp. .............................................   41,000    2,188,990
                                                                  -----------
                                                                    4,725,640
                                                                  -----------


                                                         SHARES      VALUE
                                                        --------  -----------
DATA PROCESSING & OUTSOURCED SERVICES--2.1%
First Data Corp. ......................................   45,000  $ 1,914,300

DIVERSIFIED BANKS--2.1%
Wells Fargo & Co. .....................................   31,000    1,926,650

DIVERSIFIED COMMERCIAL SERVICES--1.7%
Apollo Group, Inc. Class A(b) .........................   19,000    1,533,490

DRUG RETAIL--2.0%
Walgreen Co. ..........................................   49,000    1,880,130

FOOD DISTRIBUTORS--4.2%
Sysco Corp. ...........................................  102,000    3,893,340

FOOD RETAIL--1.1%
Whole Foods Market, Inc. ..............................   11,000    1,048,850

HEALTH CARE EQUIPMENT--3.0%
Medtronic, Inc. .......................................   55,600    2,761,652

HOME IMPROVEMENT RETAIL--4.2%
Lowe's Cos., Inc. .....................................   68,000    3,916,120

HYPERMARKETS & SUPER CENTERS--1.9%
Wal-Mart Stores, Inc. .................................   34,000    1,795,880

INDUSTRIAL CONGLOMERATES--4.0%
General Electric Co. ..................................  102,000    3,723,000

INTERNET SOFTWARE & SERVICES--2.7%
Yahoo!, Inc.(b) .......................................   67,000    2,524,560

PHARMACEUTICALS--5.2%
Pfizer, Inc. ..........................................  179,600    4,829,444

RESTAURANTS--2.4%
Starbucks Corp.(b) ....................................   36,000    2,244,960

SEMICONDUCTOR EQUIPMENT--1.9%
KLA-Tencor Corp.(b) ...................................   38,000    1,770,040


                        See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund


                                                         SHARES      VALUE
                                                        --------  -----------
SEMICONDUCTORS--6.1%
Intel Corp. ...........................................  162,000  $ 3,789,180
Texas Instruments, Inc. ...............................   74,000    1,821,880
                                                                  -----------
                                                                    5,611,060
                                                                  -----------
SOFT DRINKS--2.4%
PepsiCo, Inc. .........................................   42,000    2,192,400

SPECIALTY STORES--2.8%
Staples, Inc. .........................................   76,000    2,561,960

SYSTEMS SOFTWARE--4.1%
Microsoft Corp. .......................................  141,000    3,766,110

THRIFTS & MORTGAGE FINANCE--1.8%
Fannie Mae ............................................   23,000    1,637,830
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $60,362,836)                                      85,470,583
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--5.2%

APPLICATION SOFTWARE--2.8%
SAP AG ADR (Germany) ..................................   59,000    2,608,390

SEMICONDUCTORS--2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan) ..........................................  256,000    2,173,440
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,243,726)                                        4,781,830
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--97.7%
(IDENTIFIED COST $64,606,562)                                     $90,252,413(a)

Other assets and liabilities, net--2.3%                             2,099,879
                                                                  -----------
NET ASSETS--100.0%                                                $92,352,292
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $26,309,150 and gross depreciation of $973,451 for federal income tax purposes. At December 31, 2004, the aggregate cost of securities for federal income tax purposes was $64,916,714.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security or underlying security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

ASSETS
Investment securities at value
   (Identified cost $64,606,562)                                   $ 90,252,413
Cash                                                                  2,437,852
Receivables
   Dividends and interest                                                58,827
   Fund shares sold                                                      38,572
Prepaid expenses                                                         17,802
                                                                   ------------
     Total assets                                                    92,805,466
                                                                   ------------
LIABILITIES
Payables
   Fund shares repurchased                                              229,770
   Investment advisory fee                                               70,357
   Transfer agent fee                                                    69,326
   Distribution and service fees                                         33,707
   Professional fees                                                     25,446
   Financial agent fee                                                    7,542
   Trustees' fee                                                          2,623
Accrued expenses                                                         14,403
                                                                   ------------
     Total liabilities                                                  453,174
                                                                   ------------
NET ASSETS                                                         $ 92,352,292
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $155,613,608
Accumulated net realized loss                                       (88,907,167)
Net unrealized appreciation                                          25,645,851
                                                                   ------------
NET ASSETS                                                         $ 92,352,292
                                                                   ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $70,827,202)                   3,887,911
Net asset value per share                                                $18.22
Offering price per share $18.22/(1-5.75%)                                $19.33

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $11,538,660)                     704,662
Net asset value and offering price per share                             $16.37

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $9,986,430)                      609,847
Net asset value and offering price per share                             $16.38


                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME
Dividends                                                           $ 1,204,261
Interest                                                                 21,363
Foreign taxes witheld                                                    (1,482)
                                                                    -----------
     Total investment income                                          1,224,142
                                                                    -----------
EXPENSES
Investment advisory fee                                                 863,248
Service fees, Class A                                                   191,916
Distribution and service fees, Class B                                  140,576
Distribution and service fees, Class C                                  108,321
Financial agent fee                                                      93,573
Transfer agent                                                          336,398
Printing                                                                 48,191
Professional                                                             35,083
Trustees                                                                 22,196
Custodian                                                                11,847
Registration                                                             10,347
Miscellaneous                                                             9,470
                                                                    -----------
     Total expenses                                                   1,871,166
     Less expenses reimbursed by financial agent                        (53,201)
                                                                    -----------
     Net expenses                                                     1,817,965
                                                                    -----------
NET INVESTMENT LOSS                                                    (593,823)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                      9,494,491
Net change in unrealized appreciation (depreciation) on
   investments                                                       (4,333,030)
                                                                    -----------
NET GAIN ON INVESTMENTS                                               5,161,461
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                       $ 4,567,638
                                                                    ===========

                        See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                                                                               Year Ended               Year Ended
                                                                                                12/31/04                 12/31/03
                                                                                              ------------             ------------
FROM OPERATIONS
   Net investment income (loss)                                                               $   (593,823)            $ (1,212,881)
   Net realized gain (loss)                                                                      9,494,491                1,960,815
   Net change in unrealized appreciation (depreciation)                                         (4,333,030)              29,090,596
                                                                                              ------------             ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   4,567,638               29,838,530
                                                                                              ------------             ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (385,076 and 881,806 shares, respectively)                      6,725,494               13,176,639
   Cost of shares repurchased (1,477,673 and 1,565,200 shares, respectively)                   (25,741,759)             (23,710,335)
                                                                                              ------------             ------------
Total                                                                                          (19,016,265)             (10,533,696)
                                                                                              ------------             ------------
CLASS B
   Proceeds from sales of shares (39,430 and 92,120 shares, respectively)                          619,845                1,258,757
   Cost of shares repurchased (403,329 and 674,925 shares, respectively)                        (6,318,616)              (9,056,864)
                                                                                              ------------             ------------
Total                                                                                           (5,698,771)              (7,798,107)
                                                                                              ------------             ------------
CLASS C
   Proceeds from sales of shares (60,333 and 53,071 shares, respectively)                          955,605                  746,723
   Cost of shares repurchased (207,935 and 212,446 shares, respectively)                        (3,273,370)              (2,909,254)
                                                                                              ------------             ------------
Total                                                                                           (2,317,765)              (2,162,531)
                                                                                              ------------             ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   (27,032,801)             (20,494,334)
                                                                                              ------------             ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       (22,465,163)               9,344,196

NET ASSETS
   Beginning of period                                                                         114,817,455              105,473,259
                                                                                              ------------             ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $0 AND $0, RESPECTIVELY]                                                              $ 92,352,292             $114,817,455
                                                                                              ============             ============

                        See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                                                   FINANCIAL HIGHLIGHTS
                         (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS A
                                                         ----------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                          2004         2003           2002         2001           2000
Net asset value, beginning of period                     $17.31       $13.17         $19.47       $31.10         $46.16
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        (0.07)       (0.14)         (0.15)       (0.23)         (0.44)
   Net realized and unrealized gain (loss)                 0.98         4.28          (6.15)      (11.27)         (8.64)
                                                         ------       ------         ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                      0.91         4.14          (6.30)      (11.50)         (9.08)
                                                         ------       ------         ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                     --           --             --        (0.13)         (5.98)
                                                         ------       ------         ------       ------         ------
     TOTAL DISTRIBUTIONS                                     --           --             --        (0.13)         (5.98)
                                                         ------       ------         ------       ------         ------
Change in net asset value                                  0.91         4.14          (6.30)      (11.63)        (15.06)
                                                         ------       ------         ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $18.22       $17.31         $13.17       $19.47         $31.10
                                                         ======       ======         ======       ======         ======
Total return(2)                                            5.26 %      31.44 %       (32.36)%     (36.97)%       (18.75)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $70,827      $86,195        $74,605     $136,618       $258,962

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                  1.60 %       1.59 %         1.56 %       1.47 %         1.40 %
   Gross operating expenses                                1.66 %       1.69 %         1.64 %       1.47 %         1.40 %
   Net investment income (loss)                           (0.40)%      (0.90)%        (0.94)%      (1.00)%        (0.98)%
Portfolio turnover                                           53 %         51 %           66 %         40 %           88 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.

                        See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                                                   FINANCIAL HIGHLIGHTS
                         (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS B
                                                         ----------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                          2004         2003           2002         2001           2000
Net asset value, beginning of period                     $15.67       $12.02         $17.90       $28.83         $43.68
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        (0.19)       (0.22)         (0.25)       (0.37)         (0.74)
   Net realized and unrealized gain (loss)                 0.89         3.87          (5.63)      (10.43)         (8.13)
                                                         ------       ------         ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                      0.70         3.65          (5.88)      (10.80)         (8.87)
                                                         ------       ------         ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                     --           --             --        (0.13)         (5.98)
                                                         ------       ------         ------       ------         ------
     TOTAL DISTRIBUTIONS                                     --           --             --        (0.13)         (5.98)
                                                         ------       ------         ------       ------         ------
Change in net asset value                                  0.70         3.65          (5.88)      (10.93)        (14.85)
                                                         ------       ------         ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $16.37       $15.67         $12.02       $17.90         $28.83
                                                         ======       ======         ======       ======         ======
Total return(2)                                            4.47 %      30.37 %       (32.85)%     (37.45)%       (19.34)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $11,539      $16,749        $19,848      $46,586       $104,964

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                  2.35 %       2.34 %         2.31 %       2.22 %         2.15 %
   Gross operating expenses                                2.41 %       2.44 %         2.39 %       2.22 %         2.15 %
   Net investment income (loss)                           (1.19)%      (1.66)%        (1.70)%      (1.75)%        (1.73)%
Portfolio turnover                                           53 %         51 %           66 %         40 %           88 %

                                                                                      CLASS C
                                                         ----------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                          2004         2003           2002         2001           2000
Net asset value, beginning of period                     $15.67       $12.02         $17.90       $28.82         $43.68
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        (0.18)       (0.23)         (0.25)       (0.37)         (0.74)
   Net realized and unrealized gain (loss)                 0.89         3.88          (5.63)      (10.42)         (8.14)
                                                         ------       ------         ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                      0.71         3.65          (5.88)      (10.79)         (8.88)
                                                         ------       ------         ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                     --           --             --        (0.13)         (5.98)
                                                         ------       ------         ------       ------         ------
     TOTAL DISTRIBUTIONS                                     --           --             --        (0.13)         (5.98)
                                                         ------       ------         ------       ------         ------
Change in net asset value                                  0.71         3.65          (5.88)      (10.92)        (14.86)
                                                         ------       ------         ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $16.38       $15.67         $12.02       $17.90         $28.82
                                                         ======       ======         ======       ======         ======
   Total return(2)                                         4.47 %      30.37 %       (32.85)%     (37.43)%       (19.37)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                    $9,986      $11,873        $11,020      $23,490        $54,867

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                  2.36 %       2.34 %         2.31 %       2.22 %         2.15 %
   Gross operating expenses                                2.41 %       2.44 %         2.39 %       2.22 %         2.15 %
   Net investment income (loss)                           (1.14)%      (1.65)%        (1.69)%      (1.75)%        (1.73)%
Portfolio turnover                                           53 %         51 %           66 %         40 %           88 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN SMALL-CAP GROWTH FUND
(FORMERLY PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH FUND)

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: WHAT IS THE PHOENIX-ENGEMANN SMALL-CAP GROWTH FUND'S INVESTMENT OBJECTIVE?

A: The Fund's investment objective is long-term growth of capital. Small-cap investing includes the risks of greater price volatility, less liquidity and increased competitive threat. There is no guarantee the Fund will achieve its objective.

Q: HOW DID THE FUND PERFORM DURING THE FISCAL YEAR ENDED DECEMBER 31, 2004?

A: For the 12-month reporting period, the Fund's Class A shares returned 8.25%, Class B shares returned 7.41%, and Class C shares returned 7.46%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 10.86%, and the Russell 2000(R) Growth Index, the Fund's style-specific benchmark, returned 14.31%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Q: HOW WOULD YOU CHARACTERIZE THE EQUITY MARKET ENVIRONMENT DURING THE FUND'S FISCAL YEAR?

A: While small-cap stocks generally outperformed large-cap stocks, there were major market swings up and down throughout the year. After starting strong early in the year on optimism about the economy, the markets went through a summer swoon as investors worried about higher inventory levels, the war in Iraq, and uncertainties about the presidential election. This was especially hard on small-cap stocks. This effect was largely reversed in the fourth quarter as earnings expectations were revised downward and investors became more optimistic about growth beyond 2004.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THAT TIME?

A: The technology and industrials sectors were our biggest detractors to performance, specifically United Online and Digital Insight in technology, and Tetra Tech in industrials. We significantly overweighted technology with the expectation that the economy would remain strong and drive good technology growth. The overweighting hurt as the sector did not do well, but some stocks performed well such as Artisan Components, one of our largest technology holdings, which was bought out for a premium by ARM Holdings. We also overweighted health care because of prospects for FDA new product approvals for certain companies held. That helped some holdings such as Sepracor, a heavily weighted stock, which was up strongly on the approval of its lead drug Lunesta and contributed to overall outperformance of the health care group.

Q: WHAT IS YOUR OUTLOOK FOR THE NEXT SIX TO 12 MONTHS?

A: We believe the economy will moderate a bit in 2005. However, we believe this really favors our style of investing in high quality growth stocks. In a moderate growth environment, we believe it will be more difficult for average companies to find growth. Conversely, those companies that can grow their earnings over the next three to five years will likely be in short supply and will experience better relative returns. If this holds true, then we believe this portfolio will benefit given its focus on small, high quality growth stocks.

                                                                    JANUARY 2005


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

For definitions of indexes cited and certain investment terms used in this report, see the glossary on page 3.

Phoenix-Engemann Small-Cap Growth Fund

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS 1                                   PERIODS ENDING 12/31/04
--------------------------------------------------------------------------------
                                                          INCEPTION    INCEPTION
                                      1 YEAR   5 YEARS   TO 12/31/04     DATE
                                      ------   -------   -----------   ---------
   Class A Shares at NAV 2             8.25%   (7.78)%     13.04%            --
   Class A Shares at POP 3             2.03    (8.86)      12.37             --

   Class B Shares at NAV 2             7.41    (8.48)       7.98        9/18/96
   Class B Shares with CDSC 4          3.41    (8.48)       7.98        9/18/96

   Class C Shares at NAV 2             7.46    (8.47)       6.85        10/8/96
   Class C Shares with CDSC 4          7.46    (8.47)       6.85        10/8/96

   S&P 500(R) Index 5                 10.86    (2.31)     Note 5         Note 5

   Russell 2000(R) Growth Index 6     14.31    (3.57)     Note 6         Note 6


--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 12/31
--------------------------------------------------------------------------------
This Growth of $10,000 chart assumes an initial investment of $10,000 made on 12/31/94 in Class A shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

                   Phoenix Engemann                              Russell 2000(R)
          Small Cap Growth Fund Class A 7   S&P 500(R) Index 5   Growth Index 6
12/30/94               $9,425                     $10,000            $10,000
12/29/95              $11,845                     $13,751            $13,104
12/31/96              $18,048                     $16,947            $14,580
12/31/97              $22,815                     $22,604            $16,467
12/31/98              $26,075                     $29,104            $16,670
12/31/99              $48,133                     $35,255            $23,853
12/29/00              $41,106                     $32,016            $18,503
12/31/01              $28,783                     $28,214            $16,796
12/31/02              $20,001                     $21,979            $11,713
12/31/03              $29,660                     $28,289            $17,399
12/31/04              $32,107                     $31,362            $19,888


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       12/31/04
--------------------------------------------------------------------------------
As a percentage of total investments

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

                    Information Technology          33%
                    Health-Care                     27
                    Consumer Discretionary          14
                    Financials                      11
                    Industrials                      9
                    Energy                           2
                    Telecommunication Services       1
                    Other                            3


1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for Class B shares decline from 5% to 0% over a five year period. CDSC charges for Class C shares are 1% in the first year and 0% thereafter.

5 Index  performance is 12.11% for Class A (since  10/10/94),  8.88% for Class B
  (since 9/18/96) and 8.56% for Class C (since 10/8/96), respectively.

6 Index  performance  is 7.12% for Class A (since  10/10/94),  4.11% for Class B
  (since 9/18/96) and 3.90% for Class C (since 10/8/96), respectively.

7 This chart illustrates the application of initial sales charges on Class A shares. Returns on Class B and Class C shares will vary due to differing sales charges, fees and inception dates.

  For information regarding the indexes, see the glossary on page 3.

  ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXINVESTMENTS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

Phoenix-Engemann Small-Cap Growth Fund


ABOUT YOUR FUND'S EXPENSES
   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Small-Cap Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                  Beginning          Ending        Expenses Paid
Small-Cap Growth Fund          Account Value     Account Value        During
       Class A                 June 30, 2004   December 31, 2004      Period*
------------------------       -------------   -----------------   -------------
Actual                           $1,000.00         $1,027.70           $8.06

Hypothetical (5% return
  before expenses)                1,000.00          1,017.08            8.05

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.58%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 8.25%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT DECEMBER 31, 2004 OF $1,082.50.

                                  Beginning          Ending        Expenses Paid
Small-Cap Growth Fund          Account Value     Account Value        During
       Class B                 June 30, 2004   December 31, 2004      Period*
------------------------       -------------   -----------------   -------------
Actual                           $1,000.00         $1,023.20          $11.85

Hypothetical (5% return
  before expenses)                1,000.00          1,013.27           11.87

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.33%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 7.41%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT DECEMBER 31, 2004 OF $1,074.10.

                                  Beginning          Ending        Expenses Paid
Small-Cap Growth Fund          Account Value     Account Value        During
       Class C                 June 30, 2004   December 31, 2004      Period*
------------------------       -------------   -----------------   -------------
Actual                           $1,000.00         $1,023.60          $11.85

Hypothetical (5% return
  before expenses)                1,000.00          1,013.27           11.86

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.33%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 7.46%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT DECEMBER 31, 2004 OF $1,074.60.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, PLEASE REFER TO THE PROSPECTUS.

Phoenix-Engemann Small-Cap Growth Fund

--------------------------------------------------------------------------------
    TEN LARGEST HOLDINGS AT DECEMBER 31, 2004 (AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------
 1. ARM Holdings plc                             5.4%
 2. Sepracor, Inc.                               4.8%
 3. Gabelli Asset Management, Inc. Class A       4.6%
 4. Nektar Therapeutics                          4.0%
 5. Corporate Executive Board Co. (The)          4.0%
 6. Advisory Board Co. (The)                     3.2%
 7. INAMED Corp.                                 3.2%
 8. Stewart (W.P.) & Co. Ltd.                    3.0%
 9. Omnicare, Inc.                               3.0%
10. O2Micro International Ltd.                   2.6%
--------------------------------------------------------------------------------

                  SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004


                                                        SHARES       VALUE
                                                      ---------  ------------
DOMESTIC COMMON STOCKS--84.0%

AIR FREIGHT & COURIERS--0.6%
Pacer International, Inc.(b) ........................   105,200  $  2,236,552

APPLICATION SOFTWARE--1.5%
Blackboard, Inc.(b) .................................   341,000     5,050,210

ASSET MANAGEMENT & CUSTODY BANKS--4.6%
Gabelli Asset Management, Inc. Class A ..............   329,500    15,987,340

BIOTECHNOLOGY--4.3%
Abgenix, Inc.(b) ....................................   182,000     1,881,880
Critical Therapeutics, Inc.(b) ......................   226,000     1,808,000
ICOS Corp.(b) .......................................   144,000     4,072,320
Inhibitex, Inc.(b) ..................................   262,000     2,119,580
NPS Pharmaceuticals, Inc.(b) ........................   175,000     3,199,000
Nuvelo, Inc.(b) .....................................   168,800     1,662,680
                                                                 ------------
                                                                   14,743,460
                                                                 ------------
CASINOS & GAMING--3.3%
Multimedia Games, Inc.(b) ...........................   267,000     4,207,920
Scientific Games Corp. Class A(b) ...................   304,000     7,247,360
                                                                 ------------
                                                                   11,455,280
                                                                 ------------
COMMUNICATIONS EQUIPMENT--2.2%
SafeNet, Inc.(b) ....................................   211,000     7,752,140

COMPUTER HARDWARE--1.0%
Stratasys, Inc.(b) ..................................   104,000     3,490,240

CONSUMER FINANCE--0.9%
MoneyGram International, Inc. .......................   139,000     2,938,460

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Intrado, Inc.(b) ....................................    80,000       968,000


                                                        SHARES       VALUE
                                                      ---------  ------------
DIVERSIFIED COMMERCIAL SERVICES--7.4%
Corporate Executive Board Co. (The) .................   204,000  $ 13,655,760
Corrections Corporation of America(b) ...............    59,000     2,386,550
Intersections, Inc.(b) ..............................    95,000     1,638,750
Tetra Tech, Inc.(b) .................................   469,300     7,856,082
                                                                 ------------
                                                                   25,537,142
                                                                 ------------
GENERAL MERCHANDISE STORES--0.2%
99 Cents Only Stores(b) .............................    49,000       791,840

HEALTH CARE DISTRIBUTORS--3.0%
Omnicare, Inc. ......................................   300,000    10,386,000

HEALTH CARE EQUIPMENT--3.3%
Adeza Biomedical Corp.(b) ...........................    23,350       409,792
INAMED Corp.(b) .....................................   173,000    10,942,250
                                                                 ------------
                                                                   11,352,042
                                                                 ------------
HEALTH CARE SERVICES--3.2%
Advisory Board Co. (The)(b) .........................   298,000    10,990,240

HEALTH CARE SUPPLIES--0.5%
Conor Medsystems, Inc.(b) ...........................   129,370     1,791,774
OccuLogix, Inc.(b) ..................................     4,670        48,008
                                                                 ------------
                                                                    1,839,782
                                                                 ------------
INTERNET SOFTWARE & SERVICES--9.2%
CNET Networks, Inc.(b) ..............................   370,000     4,155,100
Digital Insight Corp.(b) ............................   181,000     3,330,400
Digitas, Inc.(b) ....................................   289,000     2,759,950
j2 Global Communications, Inc.(b) ...................   271,000     9,349,500
LivePerson, Inc.(b) ................................. 1,248,000     3,918,720
United Online, Inc.(b) ..............................   704,000     8,117,120
                                                                 ------------
                                                                   31,630,790
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--0.7%
MarketAxess Holdings, Inc.(b) .......................   135,050     2,297,201


                        See Notes to Financial Statements

Phoenix-Engemann Small-Cap Growth Fund


                                                        SHARES       VALUE
                                                      ---------  ------------
LEISURE FACILITIES--0.5%
Life Time Fitness, Inc.(b) ..........................    65,000  $  1,682,200

LEISURE PRODUCTS--4.1%
MarineMax, Inc.(b) ..................................   120,000     3,571,200
Marvel Enterprises, Inc.(b) .........................   220,550     4,516,864
Polaris Industries, Inc. ............................    88,000     5,985,760
                                                                 ------------
                                                                   14,073,824
                                                                 ------------
OFFICE SERVICES & SUPPLIES--0.6%
PeopleSupport, Inc.(b) ..............................   218,100     2,215,896

OIL & GAS EXPLORATION & PRODUCTION--1.8%
Pioneer Natural Resources Co. .......................   172,198     6,044,150

PHARMACEUTICALS--12.2%
Barrier Therapeutics, Inc.(b) .......................    64,600     1,072,360
Medicine Co. (The)(b) ...............................   122,000     3,513,600
MGI Pharma, Inc.(b) .................................   185,000     5,181,850
Nektar Therapeutics(b) ..............................   687,000    13,904,880
Pain Therapeutics, Inc.(b) ..........................   281,500     2,029,615
Sepracor, Inc.(b) ...................................   276,000    16,386,120
                                                                 ------------
                                                                   42,088,425
                                                                 ------------
RESTAURANTS--3.5%
Cheesecake Factory, Inc. (The)(b) ...................   231,000     7,500,570
McCormick & Schmick's Seafood Restaurants, Inc.(b) ..   262,000     4,414,700
                                                                 ------------
                                                                   11,915,270
                                                                 ------------
SEMICONDUCTORS--9.2%
Integrated Circuit Systems, Inc.(b) .................   201,000     4,204,920
International Rectifier Corp.(b) ....................   117,000     5,214,690
Intersil Corp. Class A ..............................   238,000     3,984,120
Micrel, Inc.(b) .....................................   332,000     3,658,640
MIPS Technologies, Inc.(b) ..........................   348,300     3,430,755
ON Semiconductor Corp.(b) ........................... 1,792,000     8,135,680
Semtech Corp.(b) ....................................   143,000     3,127,410
                                                                 ------------
                                                                   31,756,215
                                                                 ------------


                                                        SHARES       VALUE
                                                      ---------  ------------
SPECIALTY STORES--2.8%
Advance Auto Parts, Inc.(b) .........................   116,060  $  5,069,501
Cost Plus, Inc.(b) ..................................   138,000     4,433,940
                                                                 ------------
                                                                    9,503,441
                                                                 ------------
THRIFTS & MORTGAGE FINANCE--1.8%
Federal Agricultural Mortgage Corp. Class C .........   269,800     6,286,340

WIRELESS TELECOMMUNICATION SERVICES--1.3%
At Road, Inc.(b) ....................................   662,000     4,574,420
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $190,867,073)                                    289,586,900
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--11.9%

APPLICATION SOFTWARE--0.9%
Retalix Ltd. (Israel)(b) ............................   138,450     3,026,517

ASSET MANAGEMENT & CUSTODY BANKS--3.0%
Stewart (W.P.) & Co. Ltd. (Bermuda) .................   443,055    10,482,681

SEMICONDUCTORS--8.0%
ARM Holdings plc ADR (United Kingdom) ............... 2,996,756    18,519,952
O2Micro International Ltd. (Taiwan)(b) ..............   775,200     8,868,288
                                                                 ------------
                                                                   27,388,240
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $29,764,969)                                      40,897,438
-----------------------------------------------------------------------------

WARRANTS--0.0%

OFFICE SERVICES & SUPPLIES--0.0%
American Banknote Corp. Series 1(b)(d) ..............       584             0
American Banknote Corp. Series 2(b)(d) ..............       584             0
-----------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                                        0
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--95.9%
(IDENTIFIED COST $220,632,042)                                    330,484,338(a)

Other assets and liabilities, net--4.1%                            14,067,653
                                                                 ------------
NET ASSETS--100.0%                                               $344,551,991
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $120,406,052 and gross depreciation of $10,553,756 for federal income tax purposes. At December 31, 2004, the aggregate cost of securities for federal income tax purposes was $220,632,042.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security or underlying security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December 31, 2004, these securities amounted to a value of $0 or 0% of net assets.

                        See Notes to Financial Statements

Phoenix-Engemann Small-Cap Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

ASSETS
Investment securities at value
   (Identified cost $220,632,042)                                 $ 330,484,338
Cash                                                                 10,678,925
Receivables
   Investment securities sold                                         7,033,595
   Fund shares sold                                                     410,887
   Dividends and interest                                               211,066
   Receivable from financial agent                                       43,919
Prepaid expenses                                                         35,530
                                                                  -------------
     Total assets                                                   348,898,260
                                                                  -------------
LIABILITIES
Payables
   Investment securities purchased                                    2,983,350
   Fund shares repurchased                                              647,348
   Investment advisory fee                                              263,220
   Transfer agent fee                                                   239,318
   Distribution and service fees                                        127,733
   Financial agent fee                                                   19,402
   Trustees' fee                                                          2,623
Accrued expenses                                                         63,275
                                                                  -------------
     Total liabilities                                                4,346,269
                                                                  -------------
NET ASSETS                                                        $ 344,551,991
                                                                  =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $ 436,926,498
Accumulated net realized loss                                      (202,226,803)
Net unrealized appreciation                                         109,852,296
                                                                  -------------
NET ASSETS                                                        $ 344,551,991
                                                                  =============
Class A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $255,698,375)                  8,624,620
Net asset value per share                                                $29.65
Offering price per share $29.65/(1-5.75%)                                $31.46

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $58,574,041)                   2,105,205
Net asset value and offering price per share                             $27.82

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $30,279,575)                   1,088,707
Net asset value and offering price per share                             $27.81


                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME
Dividends                                                          $  1,363,216
Interest                                                                 72,749
                                                                   ------------
     Total investment income                                          1,435,965
                                                                   ------------
EXPENSES
Investment advisory fee                                               3,133,300
Service fee, Class A                                                    606,824
Distribution and service fees, Class B                                  664,899
Distribution and service fees, Class C                                  333,696
Financial agent fee                                                     244,270
Transfer agent                                                        1,228,556
Printing                                                                164,841
Professional                                                             35,333
Trustees                                                                 22,197
Custodian                                                                15,449
Registration                                                             15,016
Miscellaneous                                                            17,283
                                                                   ------------
     Total expenses                                                   6,481,664
     Less expenses reimbursed by financial agent                       (322,590)
                                                                   ------------
     Net expenses                                                     6,159,074
                                                                   ------------
NET INVESTMENT LOSS                                                  (4,723,109)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                     40,790,560
Net change in unrealized appreciation (depreciation) on
   investments                                                      (11,489,670)
                                                                   ------------
NET GAIN ON INVESTMENTS                                              29,300,890
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                      $ 24,577,781
                                                                   ============

                        See Notes to Financial Statements

Phoenix-Engemann Small-Cap Growth Fund

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                                                                                      Year Ended        Year Ended
                                                                                                       12/31/04          12/31/03
                                                                                                     ------------      ------------
FROM OPERATIONS
   Net investment income (loss)                                                                      $ (4,723,109)     $ (4,697,308)
   Net realized gain (loss)                                                                            40,790,560        (5,674,391)
   Net change in unrealized appreciation (depreciation)                                               (11,489,670)      119,139,352
                                                                                                     ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                         24,577,781       108,767,653
                                                                                                     ------------      ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (2,794,145 and 3,468,684 shares, respectively)                        77,182,685        84,168,679
   Cost of shares repurchased (2,836,127 and 3,288,034 shares, respectively)                          (77,031,695)      (70,742,819)
                                                                                                     ------------      ------------
Total                                                                                                     150,990        13,425,860
                                                                                                     ------------      ------------
CLASS B
   Proceeds from sales of shares (126,270 and 249,382 shares, respectively)                             3,257,581         5,407,175
   Cost of shares repurchased (1,245,622 and 1,015,125 shares, respectively)                          (32,638,977)      (21,200,043)
                                                                                                     ------------      ------------
Total                                                                                                 (29,381,396)      (15,792,868)
                                                                                                     ------------      ------------
CLASS C
   Proceeds from sales of shares (101,500 and 243,281 shares, respectively)                             2,638,521         5,560,493
   Cost of shares repurchased (500,674 and 502,880 shares, respectively)                              (12,809,580)      (10,248,260)
                                                                                                     ------------      ------------
Total                                                                                                 (10,171,059)       (4,687,767)
                                                                                                     ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                          (39,401,465)       (7,054,775)
                                                                                                     ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                              (14,823,684)      101,712,878

NET ASSETS
   Beginning of period                                                                                359,375,675       257,662,797
                                                                                                     ------------      ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $0 AND $0, RESPECTIVELY]          $344,551,991      $359,375,675
                                                                                                     ============      ============

                        See Notes to Financial Statements

Phoenix-Engemann Small-Cap Growth Fund

                                                   FINANCIAL HIGHLIGHTS
                         (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                       CLASS A
                                                         ----------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                          2004         2003           2002         2001           2000
Net asset value, beginning of period                     $27.39       $18.47         $26.58       $37.96         $44.45
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        (0.31)       (0.30)         (0.29)       (0.33)         (0.39)
   Net realized and unrealized gain (loss)                 2.57         9.22          (7.82)      (11.05)         (6.10)
                                                         ------       ------         ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                      2.26         8.92          (8.11)      (11.38)         (6.49)
                                                         ------       ------         ------       ------         ------
Change in net asset value                                  2.26         8.92          (8.11)      (11.38)         (6.49)
                                                         ------       ------         ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $29.65       $27.39         $18.47       $26.58         $37.96
                                                         ======       ======         ======       ======         ======
Total return(2)                                            8.25 %      48.29 %       (30.51)%     (29.98)%       (14.60)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $255,698     $237,347       $156,714     $270,990       $231,453

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                  1.58 %       1.58 %         1.58 %       1.57 %         1.51 %
   Gross operating expenses                                1.68 %       1.71 %         1.79 %       1.67 %         1.51 %
   Net investment income (loss)                           (1.15)%      (1.35)%        (1.39)%      (1.18)%        (0.85)%
Portfolio turnover                                           35 %         40 %           46 %         28 %           78 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.

                        See Notes to Financial Statements

Phoenix-Engemann Small-Cap Growth Fund

                                                   FINANCIAL HIGHLIGHTS
                         (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                       CLASS B
                                                         ----------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                          2004         2003           2002         2001           2000
Net asset value, beginning of period                     $25.90       $17.60         $25.52       $36.72         $43.32
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        (0.50)       (0.44)         (0.42)       (0.52)         (0.72)
   Net realized and unrealized gain (loss)                 2.42         8.74          (7.50)      (10.68)         (5.88)
                                                         ------       ------         ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                      1.92         8.30          (7.92)      (11.20)         (6.60)
                                                         ------       ------         ------       ------         ------
Change in net asset value                                  1.92         8.30          (7.92)      (11.20)         (6.60)
                                                         ------       ------         ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $27.82       $25.90         $17.60       $25.52         $36.72
                                                         ======       ======         ======       ======         ======
Total return(2)                                            7.41 %      47.16 %       (31.03)%     (30.50)%       (15.24)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $58,574      $83,515        $70,217     $132,214        $99,060

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                  2.33 %       2.33 %         2.33 %       2.32 %         2.26 %
   Gross operating expenses                                2.42 %       2.47 %         2.54 %       2.42 %         2.26 %
   Net investment income (loss)                           (1.93)%      (2.10)%        (2.13)%      (1.95)%        (1.61)%
Portfolio turnover                                           35 %         40 %           46 %         28 %           78 %

                                                                                       CLASS C
                                                         ----------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                          2004         2003           2002         2001           2000
Net asset value, beginning of period                     $25.88       $17.59         $25.50       $36.69         $43.29
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        (0.49)       (0.44)         (0.42)       (0.52)         (0.70)
   Net realized and unrealized gain (loss)                 2.42         8.73          (7.49)      (10.67)         (5.90)
                                                         ------       ------         ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                      1.93         8.29          (7.91)      (11.19)         (6.60)
                                                         ------       ------         ------       ------         ------
Change in net asset value                                  1.93         8.29          (7.91)      (11.19)         (6.60)
                                                         ------       ------         ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $27.81       $25.88         $17.59       $25.50         $36.69
                                                         ======       ======         ======       ======         ======
Total return(2)                                            7.46 %      47.13 %       (31.02)%     (30.50)%       (15.25)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $30,280      $38,514        $30,732      $58,116        $75,806

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                  2.33 %       2.33 %         2.33 %       2.32 %         2.26 %
   Gross operating expenses                                2.42 %       2.47 %         2.54 %       2.42 %         2.26 %
   Net investment income (loss)                           (1.92)%      (2.10)%        (2.13)%      (1.89)%        (1.59)%
Portfolio turnover                                           35 %         40 %           46 %         28 %           78 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004


1. ORGANIZATION
   The Phoenix-Engemann Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
   Currently four Funds are offered for sale, (each a "Fund"). The Nifty Fifty Fund, the Small-Cap Growth Fund, and the Focus Growth Fund are each diversified and each has an investment objective of long-term growth of capital. The Balanced Return Fund is diversified and has an investment objective to maximize total investment return consistent with reasonable risk.
   Each Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.
   Each class of shares has identical voting, dividend, liquidation, and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares of that Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.
   As required, some investments are valued at fair value as determined in good faith by or under the direction of the Trustees.
   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
   The Trust may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004  (CONTINUED)


E. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. EXPENSES:
   Expenses incurred by the Trust with respect to any two or more funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

G. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

H. CONTRACTUAL OBLIGATIONS:
   In the normal course of business, the Trust enters into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be established; however, in management's opinion, based on experience, the risk of material loss from such claims is remote.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Trust, the Adviser, Engemann Asset Management ("EAM", or the "Adviser"), a wholly-owned subsidiary of Pasadena Capital Corporation, which in turn is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd., an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                              First $50   Next $450    Over $500
                                               Million     Million      Million
                                              ---------   ---------    ---------
Balanced Return Fund .......................    0.80%       0.70%         0.60%
Focus Growth Fund ..........................    0.90%       0.80%         0.70%
Nifty Fifty Fund ...........................    0.90%       0.80%         0.70%
Small-Cap Growth Fund ......................    1.00%       0.90%         0.80%

   As distributor of the Trust's shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions and deferred sales charges for the period ended December 31, 2004, as follows:

                                     Class A        Class B          Class C
                                   Net Selling      Deferred         Deferred
                                   Commissions    Sales Charges    Sales Charges
                                   -----------    -------------    -------------
Balanced Return Fund .............   $ 5,214        $ 37,764          $  648
Focus Growth Fund ................    11,472          24,850             559
Nifty Fifty Fund .................     3,367          35,888           2,858
Small-Cap Growth Fund ............    14,231         126,950           3,216

   In addition to these amounts, for the period of January 1, through May 31, 2004, the following was paid to W.S. Griffith Securities, Inc., formerly an indirect subsidiary of PNX, for Class A net selling commissions. As of May 31, 2004, W.S. Griffith Securities, Inc. no longer writes any business for the Trust.

Balanced Return Fund .............   $ 2,544
Focus Growth Fund ................     2,109
Nifty Fifty Fund .................     3,498
Small Cap-Growth Fund ............    10,771

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.
   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each respective class. PEPCO has advised the Trust of the following information for the period ended December 31, 2004:

                                                      Distribution           Distribution
                                Distribution      and/or Service Fees    and/or Service Fees
                             and/or Service Fees      Paid Out to              Paid to
                                 Retained by         Unaffiliated           W. S. Griffith
                                 Distributor         Participants       Securities, Inc. (1)
                             -------------------  -------------------   --------------------
Balanced Return Fund .......      $176,650             $163,140                $ 4,282
Focus Growth Fund ..........       360,295              354,334                  4,575
Nifty Fifty Fund ...........       253,626              184,494                  2,693
Small-Cap Growth Fund ......       910,956              676,365                 18,098

(1) As of May 31, 2004, W.S. Griffith Securities, Inc. no longer writes any business for the Funds.

   As financial agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of each

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004  (CONTINUED)

Fund. Certain minimum fees may apply. For the period ended December 31, 2004, the Trust incurred PEPCO financial agent fees totaling $573,800.
   PEPCO has voluntarily agreed to reimburse a portion of its financial agent fee and other expenses, when necessary, so that other operating expenses do not exceed the limits shown in the table below. For the Small-Cap Growth Fund, other operating expenses are defined as expenses excluding management fees and 12b-1 fees. For the Trust excluding the Small-Cap Growth Fund, other operating expenses are defined as expenses excluding management fees, 12b-1 fees, and fiduciary fees (defined as legal, trustee and audit fees).

                                               First $50   Next $450   Over $500
                                                Million     Million     Million
                                               ---------   ---------   ---------
Balanced Return Fund ........................    0.50%       0.40%       0.30%
Focus Growth Fund ...........................    0.50%       0.40%       0.30%
Nifty Fifty Fund ............................    0.50%       0.40%       0.30%
Small-Cap Growth Fund .......................    0.50%       0.40%       0.30%

   PEPCO will not seek to recapture any financial agent fee or any other reimbursed expenses from prior years.
   PEPCO serves as the Trust's transfer agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended December 31, 2004, transfer agent fees were $2,138,149 as reported in the Statements of Operations, of which PEPCO retained the following:

                                               Transfer Agent
                                                Fee Retained
                                               --------------
Balanced Return Fund ........................    $ 36,508
Focus Growth Fund ...........................     108,226
Nifty Fifty Fund ............................     102,136
Small-Cap Growth Fund .......................     397,701

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities during the period ended December 31, 2004 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                                   Purchases            Sales
                                                  ------------      ------------
Balanced Return Fund ........................     $ 24,604,074      $ 41,603,953
Focus Growth Fund ...........................       93,531,608       131,691,709
Nifty Fifty Fund ............................       52,237,753        78,358,074
Small-Cap Growth Fund .......................      117,872,405       157,599,127

   Purchases and sales of U.S. Government and agency securities during the period ended December 31, 2004, aggregated $0 and $4,911,078, respectively, for the Balanced Return Fund.

5. OTHER
   As of December 31, 2004, each Fund listed below had one omnibus shareholder account, comprised of a group of individual shareholders, which individually amounted to more than 10% of the total shares outstanding. The omnibus shareholder is not affiliated with PNX.

                                                                     % of Shares
                                                                     Outstanding
                                                                     -----------
Focus Growth Fund .................................................     26.8%
Nifty Fifty Fund ..................................................     20.9%
Small-Cap Growth Fund .............................................     28.5%

   Effective September 30, 2004, the name of the Small & Mid-Cap Growth Fund was changed to the Small-Cap Growth Fund. The Fund's investment objectives, principal investment strategies, and principal risks remain the same. The fees and expenses associated with the Fund will not be affected as a result of this change.

6. CREDIT RISK AND CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.
   The Trust may invest a high percentage of its assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.
   At December 31, 2004, the Balanced Return Fund held $19,827,505 in investments issued by the U.S. Government, comprising 29.2% of the total net assets of the Fund.

7. FEDERAL INCOME TAX INFORMATION
   The Trust has capital loss carryovers which may be used to offset future capital gains:

                                               Expiration Year
                              2009           2010          2011         Total
                          -----------   ------------   ----------   ------------
Balanced Return Fund .... $ 4,240,535   $ 22,520,522   $  738,699   $ 27,499,756
Focus Growth Fund .......   3,410,515      9,159,171           --     12,569,686
Nifty Fifty Fund ........  25,467,787     63,129,228           --     88,597,015
Small-Cap Growth Fund ...  73,643,594    119,743,260    8,839,949    202,226,803

   The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004  (CONTINUED)

   For the period ended December 31, 2004, the Trust utilized losses deferred in prior years against current year capital gains as follows:

Balanced Return Fund ................... $ 4,814,992
Focus Growth Fund ......................  30,352,008
Nifty Fifty Fund .......................   9,795,257
Small-Cap Growth Fund ..................  40,790,560

   Under the current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended December 31, 2004, the Balanced Return Fund deferred post-October capital losses of $0 and recognized post-October capital losses of $94,548.

8. RECLASSIFICATIONS OF CAPITAL ACCOUNTS
   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise primarily from differing treatments of certain income and gain transactions, nondeductible current year operating losses, expiring capital loss carryovers, and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of each Fund. For the period ended December 31, 2004 the Trust recorded reclassifications to increase (decrease) the accounts listed below:

                              Capital Paid In      Undistributed    Accumulated
                               on Shares of        Net Investment   Net Realized
                            Beneficial Interest    Income (Loss)     Gain (Loss)
                            -------------------    --------------   ------------
Balanced Return Fund ......    $    12,912           $    5,576       $(18,488)
Focus Growth Fund .........       (867,661)             867,661             --
Nifty Fifty Fund ..........       (593,823)             593,823             --
Small-Cap Growth Fund .....     (4,723,109)           4,723,109             --

9. PROXY VOTING PROCEDURES (UNAUDITED)
   The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 800-243-1574. These procedures and information regarding how the Trust voted proxies during the most recent twelve-month period ended June 30, 2004 are also available through the Securities and Exchange Commission's website at http://www.sec.gov.

10.FORM N-Q INFORMATION (UNAUDITED)
   Effective the 3rd quarter of 2004, the Trust files complete schedules of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Form N-Q is available on the SEC's website at http://www.sec.gov. Furthermore, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained at http://www.sec.gov/info/edgar/prrules.htm.

--------------------------------------------------------------------------------
                       TAX INFORMATION NOTICE (UNAUDITED)

For the fiscal year ended December 31, 2004, for federal income tax purposes, 88% of the ordinary income dividends earned by the Fund qualify for the dividends received deduction for corporate shareholders.

Effective for the fiscal year ended December 31, 2004, the Fund hereby designates 89%, or the maximum amount allowable, of its ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders.

The actual percentage for the calendar year will be designated in the year-end tax statements.
--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(LOGO)
PRICEWATERHOUSECOOPERS
[GRAPHIC OMITTED]

To the Board of Trustees of
Phoenix-Engemann Funds and Shareholders of
Phoenix-Engemann Balanced Return Fund
Phoenix-Engemann Focus Growth Fund
Phoenix-Engemann Nifty Fifty Fund
Phoenix-Engemann Small-Cap Growth Fund (formerly known as Phoenix-Engemann Small & Mid-Cap Growth Fund)


     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Engemann Balanced Return Fund, Phoenix-Engemann Focus Growth Fund, Phoenix-Engemann Nifty Fifty Fund and Phoenix-Engemann Small-Cap Growth Fund (formerly known as Phoenix-Engemann Small & Mid-Cap Growth Fund) (constituting Phoenix-Engemann Funds, hereinafter referred to as the "Trust") at December 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS LLP


Boston, Massachusetts
February 17, 2005

FUND MANAGEMENT (UNAUDITED)

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 600 North Rosemead Boulevard, Pasadena, CA 91107-2133. There is no stated term of office for Trustees of the Trust.

                                                         INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                         NUMBER OF
                                       PORTFOLIOS IN
                                       FUND COMPLEX
    NAME, ADDRESS          LENGTH OF    OVERSEEN BY                             PRINCIPAL OCCUPATION(S)
  AND DATE OF BIRTH       TIME SERVED     TRUSTEE                                 DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Barry McKinley            Served since       4        Certified Public Accountant; head of B.E. McKinley & Associates, an accounting
DOB: 6/2/35               1993.                       firm, since its inception in 1971.
------------------------------------------------------------------------------------------------------------------------------------
Robert L. Peterson        Served since       4        Private investor.
DOB: 8/26/37              1988.
------------------------------------------------------------------------------------------------------------------------------------
Richard C. Taylor         Served since       4        President of Richard Taylor Company, Inc., a food ingredients company,
DOB: 11/15/46             1985.                       since 1975.
------------------------------------------------------------------------------------------------------------------------------------
Angela Wong               Served since       4        Since August, 1999, Ms. Wong has been General Counsel at Self Realization
DOB: 7/24/51              1990.                       Fellowship (a worldwide religious organization). From 1986-1999, she was Of
                                                      Counsel to the law firm of Manatt, Phelps, Phillips & Kantor, specializing in employee benefits.
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

     The persons listed below are "interested persons" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                           NUMBER OF
     NAME ADDRESS,                       PORTFOLIOS IN
      DATE OF BIRTH                      FUND COMPLEX                             PRINCIPAL OCCUPATION(S)
  AND POSITION(S) WITH       LENGTH OF    OVERSEEN BY                             DURING PAST 5 YEARS AND
          TRUST             TIME SERVED     TRUSTEE                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 *J. Roger Engemann         Served since      4         President (1969-2003) and Chairman of the Board (1969-present), Engemann
  DOB: 10/7/40              1986.                       Asset Management; Owner (1996-2004) Pasadena National Trust Company;
                                                        President (1988-2003), Chairman of the Board (1988-present), Pasadena
  Chairman and President                                Capital Corporation; President and Chairman of the Board (1985-2003) Roger
                                                        Engemann Management Co., Inc.; Vice President (1998-2001) Phoenix
                                                        Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
**Philip R. McLoughlin      Served since     67         Director, PXRE Corporation (Delaware) (1985-present), World Trust Fund
  56 Prospect Street        2000.                       (1991-present). Management Consultant, (2002-2004), Chairman (1997-2002),
  Hartford, CT 06115-0480                               Director (1995-2002), Vice Chairman (1995-1997) and Chief Executive Officer
  DOB: 10/23/46                                         (1995-2002), Phoenix Investment Partners, Ltd. Director and Executive Vice
                                                        President, The Phoenix Companies, Inc. (2000-2002). Director (1994-2002) and
  Trustee                                               Executive Vice President, Investments (1987-2002), Phoenix Life Insurance
                                                        Company. Director (1983-2002) and Chairman (1995-2002), Phoenix Investment
                                                        Counsel, Inc. Director (1982-2002) and President (1990-2000), Phoenix Equity
                                                        Planning Corporation. Chairman and President, Phoenix/Zweig Advisers LLC
                                                        (2001-2002). Director (2001-2002) and President (April 2002-September 2002),
                                                        Phoenix Investment Management Company. Director and Executive Vice
                                                        President, Phoenix Life and Annuity Company (1996-2002). Director
                                                        (1995-2000) and Executive Vice President (1994-2002) and Chief Investment
                                                        Counsel (1994-2002), PHL Variable Insurance Company. Director, Phoenix
                                                        National Trust Holding Company (2001-2002). Director (1985-2002) and Vice
                                                        President (1986-2002) and Executive Vice President (2002-2002), PM Holdings,
                                                        Inc. Director, W.S. Griffith Associates, Inc. (1995-2002). Director
                                                        (1992-2002) and President (1993-1994), W.S. Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------

 * Mr. Engemann is an "interested person," as defined in the Investment Company Act of 1940, by reason of his position with Engemann
   Asset Management, the adviser to the Funds.
** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                                              OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH
      NAME, ADDRESS           TRUST AND LENGTH OF                               PRINCIPAL OCCUPATION(S)
    AND DATE OF BIRTH             TIME SERVED                                     DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Malcolm Axon                Chief Financial Officer     Chief Financial Officer and Secretary of Engemann Asset Management and of
DOB: 6/20/58                since 1998.                 Pasadena Capital Corporation since 1995. Chief Financial Officer and
                                                        Secretary of Roger Engemann Management Co. Inc. from 1993 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
John S. Tilson              Vice President              Executive Vice President (1994-present), Engemann Asset Management
DOB: 3/27/44                since 1998.                 Executive Vice President and Director (1994-present), Pasadena Capital
                                                        Corporation. Executive Vice President (1994-2003), Roger Engemann Management
                                                        Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
Tina L. Mitchell            Secretary since 1998.       Senior Vice President and Chief Compliance Officer (since 2004) of Engemann
DOB: 10/19/57                                           Asset Management. Vice President, Compliance, Engemann Asset Management
                                                        (1999-2004). Compliance Officer (1997-1999) and Assistant Compliance Officer
                                                        (1993-1997), Engemann Asset Management. Compliance Officer of Roger Engemann
                                                        Management Co., Inc. (1997 to 2003).
------------------------------------------------------------------------------------------------------------------------------------
Matthew A. Swendiman        General Counsel, Vice       Counsel, Phoenix Life Insurance Company (2002-present). Vice President,
One American Row            President and Assistant     Counsel, Chief Legal Officer and Secretary, certain of the funds within the
Hartford, CT 06102          Secretary since 2004.       Phoenix Fund Complex (2004-present). Assistant Vice President and Assistant
DOB: 4/5/73                                             Counsel, Conseco Capital Management (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ENGEMANN FUNDS
600 North Rosemead Boulevard
Pasadena, California 91107-2133


TRUSTEES
Roger Engemann
Barry E. McKinley
Philip R. McLoughlin
Robert L. Peterson
Richard C. Taylor
Angela Wong

OFFICERS
Roger Engemann, Chairman and President
Malcolm Axon, Chief Financial Officer
John S. Tilson, Vice President
Tina L. Mitchell, Secretary
Matthew A. Swendiman, General Counsel, Vice
  President and Assistant Secretary


INVESTMENT ADVISER
Engemann Asset Management
600 North Rosemead Boulevard
Pasadena, California 91107-2133

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
Union Bank of California
475 Sansome Street
San Francisco, California 94111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                                                                 ---------------
                                                                    PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.



NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP2115                                                                     2-05


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2 (b) of the instructions for completion of Form N-CSR.

     (d) The registrant has not granted any waivers, during the period covered by the report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
          (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustee has determined that Mr. Barry McKinley is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $76,900 for 2004 and $82,380 for 2003.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $4,000 for 2004 and $0 for 2003. This represents the review of the semi-annual financial statements.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $19,250 for 2004 and $19,000 for 2003.

          "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company
          (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2004 and $0 for 2003.

     (e)(1) In response to the requirement of paragraph (c)(7) of Rule 2-01 of Regulation S-X, the audit committee of the registrant's board of trustees shall

            1. Provide an open avenue of communication  between management,  the independent auditor, and the board.

            2. Recommend  annually to the board the selection of the independent auditor, considering independence, performance, and effectiveness, and approve the fees and other compensation to be paid to the independent auditor. The audit committee and the board, consistent with the requirements of the 1940 Act and relevant state law, have the ultimate authority and responsibility to select, evaluate and , where appropriate, replace the independent auditor (or to nominate the independent auditor to be proposed for shareholder approval at a meeting of shareholders). The independent auditor is ultimately accountable to the board and the committee, as representatives of the shareholders of the funds that comprise the registrant.

            3. On an annual basis, request,  receive, and review the independent auditor's specific representations as to their independence, including identification of all significant relationships the auditor has with the registrant, its investment adviser, any affiliate of the registrant or the investment adviser, and any material service provider of the registrant. Based on this review, the audit committee will recommend the registrant take appropriate action, if any, in response to the independent auditor's report to satisfy itself of the independent auditor's independence. The audit committee shall review and approve in advance any engagement of the auditor to perform non-audit services for the registrant.

            4. Consider the audit scope and plan with the independent auditor to assure completeness of coverage and effective use of audit resources.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                    (b)  100% for 2004 and not applicable for 2003

                    (c)  100% for 2004 and 100% for 2003

                    (d)  not applicable for 2004 and not applicable for 2003

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1,873,791 for 2004 and $256,389 for 2003.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant currently does not have in place procedures by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant to Rule 30a-2(b) under  the  1940  Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        The Phoenix-Engemann Funds
            --------------------------------------------------------------


By (Signature and Title)*    /s/ Gretchen Lash
                         -------------------------------------------------
                             Gretchen Lash, President
                             (principal executive officer)

Date        March 8, 2005
    ----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Gretchen Lash
                         -------------------------------------------------
                             Gretchen Lash, President
                             (principal executive officer)

Date        March 8, 2005
    ----------------------------------------------------------------------


By (Signature and Title)*    /s/ Malcolm Axon
                         -------------------------------------------------
                             Malcolm Axon, Chief Financial Officer
                             (principal financial officer)

Date        March 8, 2005
    ----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.